UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03790

Pear Tree Funds

(Exact name of registrant as specified in charter)

55 Old Bedford Road, Lincoln, MA 01773

(Address of principal executive offices) (Zip code)

Diane Hunt, 55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code 781-259-1144

Date of fiscal year end: 3/31

Date of reporting period: 9/30/25

Item 1. Reports to Shareholders

semi-annual SHAREHOLDER REPORT| AS OF September 30, 2025

Pear Tree Polaris Small Cap Fund

Ordinary Shares : USBNX

This semi-annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1‑800‑326‑2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$ 70	1.33%*
*	Annualized

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$93,508,878
Number of Holdings	55
Portfolio Turnover	19%**
**	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Financials	25.8
Industrials	18.6
Information Technology	10.8
Consumer Discretionary	9.3
Real Estate	8.4
Health Care	6.9
Materials	6.2
Consumer Staples	4.3
Energy	4.2
Utilities	2.4
Cash and Other Assets (Net)	3.1

TOP TEN HOLDINGS

(% of Fund’s net assets)

CVR Energy, Inc.	2.6
Laureate Education, Inc.	2.5
Perdoceo Education Corporation	2.5
MKS Instruments, Inc.	2.4
Ingles Markets Inc.	2.4
Black Hills Corporation	2.4
EVERTEC Inc.	2.3
ePlus, Inc.	2.3
South Plains Financial, Inc.	2.3
Netstreit Corporation	2.3

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2025

Pear Tree Polaris Small Cap Fund

Institutional Shares : QBNAX

This semi-annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1‑800‑326‑2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 50	0.96%*
*	Annualized

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$93,508,878
Number of Holdings	55
Portfolio Turnover	19%**
**	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Financials	25.8
Industrials	18.6
Information Technology	10.8
Consumer Discretionary	9.3
Real Estate	8.4
Health Care	6.9
Materials	6.2
Consumer Staples	4.3
Energy	4.2
Utilities	2.4
Cash and Other Assets (Net)	3.1

TOP TEN HOLDINGS

(% of Fund’s net assets)

CVR Energy, Inc.	2.6
Laureate Education, Inc.	2.5
Perdoceo Education Corporation	2.5
MKS Instruments, Inc.	2.4
Ingles Markets Inc.	2.4
Black Hills Corporation	2.4
EVERTEC Inc.	2.3
ePlus, Inc.	2.3
South Plains Financial, Inc.	2.3
Netstreit Corporation	2.3

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2025

Pear Tree Polaris Small Cap Fund

R6 Shares : QBNRX

This semi-annual shareholder report contains information about Pear Tree Polaris Small Cap Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1‑800‑326‑2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$ 49	0.93%*
*	Annualized

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$93,508,878
Number of Holdings	55
Portfolio Turnover	19%**

**	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Financials	25.8
Industrials	18.6
Information Technology	10.8
Consumer Discretionary	9.3
Real Estate	8.4
Health Care	6.9
Materials	6.2
Consumer Staples	4.3
Energy	4.2
Utilities	2.4
Cash and Other Assets (Net)	3.1

TOP TEN HOLDINGS

(% of Fund’s net assets)

CVR Energy, Inc.	2.6
Laureate Education, Inc.	2.5
Perdoceo Education Corporation	2.5
MKS Instruments, Inc.	2.4
Ingles Markets Inc.	2.4
Black Hills Corporation	2.4
EVERTEC Inc.	2.3
ePlus, Inc.	2.3
South Plains Financial, Inc.	2.3
Netstreit Corporation	2.3

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2025

Pear Tree Quality Fund

Ordinary Shares : USBOX

This semi-annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$ 59	1.11%*
*	Annualized

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$333,257,652
Number of Holdings	44
Portfolio Turnover	25%**
**	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	44.9
Health Care	21.5
Communication Services	9.4
Consumer Discretionary	8.6
Consumer Staples	7.5
Financials	5.0
Industrials	2.3
Cash and Other Assets (Net)	0.8

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	8.0
Oracle Corporation	5.0
Meta Platforms, Inc.	4.8
Alphabet, Inc. Class A	4.6
Taiwan Semiconductor Manufacturing Co., Ltd.	4.4
Apple, Inc.	3.9
Lam Research Corporation	3.4
Johnson & Johnson	3.2
Abbott Laboratories	3.0
Thermo Fisher Scientific, Inc.	2.7

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2025

Pear Tree Quality Fund

Institutional Shares : QGIAX

This semi-annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 39	0.74%*
*	Annualized

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$333,257,652
Number of Holdings	44
Portfolio Turnover	25%**
**	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	44.9
Health Care	21.5
Communication Services	9.4
Consumer Discretionary	8.6
Consumer Staples	7.5
Financials	5.0
Industrials	2.3
Cash and Other Assets (Net)	0.8

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	8.0
Oracle Corporation	5.0
Meta Platforms, Inc.	4.8
Alphabet, Inc. Class A	4.6
Taiwan Semiconductor Manufacturing Co., Ltd.	4.4
Apple, Inc.	3.9
Lam Research Corporation	3.4
Johnson & Johnson	3.2
Abbott Laboratories	3.0
Thermo Fisher Scientific, Inc.	2.7

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2025

Pear Tree Quality Fund

R6 Shares : QGIRX

This semi-annual shareholder report contains information about Pear Tree Quality Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$ 34	0.63%*
*	Annualized

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$333,257,652
Number of Holdings	44
Portfolio Turnover	25%**
**	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

SECTOR ALLOCATION

(% of Fund’s net assets)

Information Technology	44.9
Health Care	21.5
Communication Services	9.4
Consumer Discretionary	8.6
Consumer Staples	7.5
Financials	5.0
Industrials	2.3
Cash and Other Assets (Net)	0.8

TOP TEN HOLDINGS

(% of Fund’s net assets)

Microsoft Corporation	8.0
Oracle Corporation	5.0
Meta Platforms, Inc.	4.8
Alphabet, Inc. Class A	4.6
Taiwan Semiconductor Manufacturing Co., Ltd.	4.4
Apple, Inc.	3.9
Lam Research Corporation	3.4
Johnson & Johnson	3.2
Abbott Laboratories	3.0
Thermo Fisher Scientific, Inc.	2.7

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2025

Pear Tree Essex Environmental Opportunities Fund

Ordinary Shares : EEOFX

This semi-annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$ 72	1.23%*
*	Annualized

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$27,739,633
Number of Holdings	34
Portfolio Turnover	22%**
**	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United States	65.4
Japan	9.5
Germany	9.0
Switzerland	3.7
Ireland	3.5
Israel	1.8
China	0.7

TOP TEN HOLDINGS

(% of Fund’s net assets)

First Solar, Inc.	5.2
Infineon Technologies AG	4.7
Primoris Services Corporation	4.7
Kion Group AG	4.3
Valmont Industries, Inc.	3.8
Trimble Navigation Limited	3.7
NextEra Energy, Inc.	3.7
Cognex Corporation	3.7
Landis+Gyr Group AG	3.7
Kingspan Group plc	3.5

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2025

Pear Tree Essex Environmental Opportunities Fund

Institutional Shares : GEOSX

This semi-annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 58	0.99%*
*	Annualized

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$27,739,633
Number of Holdings	34
Portfolio Turnover	22%**
**	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United States	65.4
Japan	9.5
Germany	9.0
Switzerland	3.7
Ireland	3.5
Israel	1.8
China	0.7

TOP TEN HOLDINGS

(% of Fund’s net assets)

First Solar, Inc.	5.2
Infineon Technologies AG	4.7
Primoris Services Corporation	4.7
Kion Group AG	4.3
Valmont Industries, Inc.	3.8
Trimble Navigation Limited	3.7
NextEra Energy, Inc.	3.7
Cognex Corporation	3.7
Landis+Gyr Group AG	3.7
Kingspan Group plc	3.5

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2025

Pear Tree Essex Environmental Opportunities Fund

R6 Shares : GEORX

This semi-annual shareholder report contains information about Pear Tree Essex Environmental Opportunities Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$ 55	0.94%*
*	Annualized

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$27,739,633
Number of Holdings	34
Portfolio Turnover	22%**
**	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

United States	65.4
Japan	9.5
Germany	9.0
Switzerland	3.7
Ireland	3.5
Israel	1.8
China	0.7

TOP TEN HOLDINGS

(% of Fund’s net assets)

First Solar, Inc.	5.2
Infineon Technologies AG	4.7
Primoris Services Corporation	4.7
Kion Group AG	4.3
Valmont Industries, Inc.	3.8
Trimble Navigation Limited	3.7
NextEra Energy, Inc.	3.7
Cognex Corporation	3.7
Landis+Gyr Group AG	3.7
Kingspan Group plc	3.5

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2025

Pear Tree Polaris Foreign Value Fund

Ordinary Shares : QFVOX

This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$ 82	1.50%* **
*	Annualized
**	The percentage would have been 1.45% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$1,655,579,402
Number of Holdings	60
Portfolio Turnover	16%***
***	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	15.7
South Korea	11.3
France	10.6
Germany	8.6
United Kingdom	8.6
Norway	5.4
Switzerland	5.0
Canada	4.6
Ireland	4.3
Sweden	4.0
Spain	3.1
Italy	2.5
Puerto Rico	2.4
China	2.4
Netherlands	2.1
Singapore	1.9
Belgium	1.1
Chile	1.0
Taiwan	0.4
Russia	<0.1

TOP TEN HOLDINGS

(% of Fund’s net assets)

Barry Callebaut AG	3.0
Samsung Electronics Company Limited	2.6
Teleperformance SE	2.5
Shinhan Financial Group Co., Limited	2.4
Popular, Inc.	2.4
Marubeni Corporation	2.4
SK Hynix, Inc.	2.4
Vipshop Holdings Limited	2.4
Mitsubishi UFJ Financial Group, Inc.	2.2
International Consolidated Airlines Group S.A.	2.2

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2025

Pear Tree Polaris Foreign Value Fund

Institutional Shares : QFVIX

This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 61	1.11%* **
*	Annualized
**	The percentage would have been 1.08% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$1,655,579,402
Number of Holdings	60
Portfolio Turnover	16%***
***	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	15.7
South Korea	11.3
France	10.6
Germany	8.6
United Kingdom	8.6
Norway	5.4
Switzerland	5.0
Canada	4.6
Ireland	4.3
Sweden	4.0
Spain	3.1
Italy	2.5
Puerto Rico	2.4
China	2.4
Netherlands	2.1
Singapore	1.9
Belgium	1.1
Chile	1.0
Taiwan	0.4
Russia	<0.1

TOP TEN HOLDINGS

(% of Fund’s net assets)

Barry Callebaut AG	3.0
Samsung Electronics Company Limited	2.6
Teleperformance SE	2.5
Shinhan Financial Group Co., Limited	2.4
Popular, Inc.	2.4
Marubeni Corporation	2.4
SK Hynix, Inc.	2.4
Vipshop Holdings Limited	2.4
Mitsubishi UFJ Financial Group, Inc.	2.2
International Consolidated Airlines Group S.A.	2.2

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2025

Pear Tree Polaris Foreign Value Fund

R6 Shares : QFVRX

This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$ 54	0.99%* **
*	Annualized
**	The percentage would have been 0.94% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$1,655,579,402
Number of Holdings	60
Portfolio Turnover	16%***
***	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

Japan	15.7
South Korea	11.3
France	10.6
Germany	8.6
United Kingdom	8.6
Norway	5.4
Switzerland	5.0
Canada	4.6
Ireland	4.3
Sweden	4.0
Spain	3.1
Italy	2.5
Puerto Rico	2.4
China	2.4
Netherlands	2.1
Singapore	1.9
Belgium	1.1
Chile	1.0
Taiwan	0.4
Russia	<0.1

TOP TEN HOLDINGS

(% of Fund’s net assets)

Barry Callebaut AG	3.0
Samsung Electronics Company Limited	2.6
Teleperformance SE	2.5
Shinhan Financial Group Co., Limited	2.4
Popular, Inc.	2.4
Marubeni Corporation	2.4
SK Hynix, Inc.	2.4
Vipshop Holdings Limited	2.4
Mitsubishi UFJ Financial Group, Inc.	2.2
International Consolidated Airlines Group S.A.	2.2

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2025

Pear Tree Polaris Foreign Value Small Cap Fund

Ordinary Shares : QUSOX

This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$ 82	1.47%* **
*	Annualized
**	The percentage would have been 1.44% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$717,287,963
Number of Holdings	54
Portfolio Turnover	8%***
***	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

France	13.1
United Kingdom	12.4
Japan	11.9
Thailand	7.4
Canada	5.7
Norway	5.5
Germany	4.1
South Korea	3.8
Brazil	3.7
Hong Kong	3.7
Taiwan	3.4
Sweden	3.2
Belgium	3.0
China	2.7
Ireland	2.7
Italy	2.2
Denmark	2.1
Netherlands	2.0
Singapore	1.3
Portugal	1.2
India	0.9
Spain	0.6

TOP TEN HOLDINGS

(% of Fund’s net assets)

Equatorial Energia S.A.	3.7
Computacenter plc	3.4
EQB Inc.	3.2
D'Ieteren S.A.	3.0
Sixt SE	2.9
TISCO Financial Group	2.9
Thanachart Capital PCL	2.9
Glanbia plc	2.7
goeasy Ltd.	2.5
Rubis	2.5

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2025

Pear Tree Polaris Foreign Value Small Cap Fund

Institutional Shares : QUSIX

This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 61	1.10%* **
*	Annualized
**	The percentage would have been 1.07% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$717,287,963
Number of Holdings	54
Portfolio Turnover	8%***
***	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

France	13.1
United Kingdom	12.4
Japan	11.9
Thailand	7.4
Canada	5.7
Norway	5.5
Germany	4.1
South Korea	3.8
Brazil	3.7
Hong Kong	3.7
Taiwan	3.4
Sweden	3.2
Belgium	3.0
China	2.7
Ireland	2.7
Italy	2.2
Denmark	2.1
Netherlands	2.0
Singapore	1.3
Portugal	1.2
India	0.9
Spain	0.6

TOP TEN HOLDINGS

(% of Fund’s net assets)

Equatorial Energia S.A.	3.7
Computacenter plc	3.4
EQB Inc.	3.2
D'Ieteren S.A.	3.0
Sixt SE	2.9
TISCO Financial Group	2.9
Thanachart Capital PCL	2.9
Glanbia plc	2.7
goeasy Ltd.	2.5
Rubis	2.5

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2025

Pear Tree Polaris Foreign Value Small Cap Fund

R6 Shares : QUSRX

This semi-annual shareholder report contains information about Pear Tree Polaris Foreign Value Small Cap Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$ 59	1.07%* **
*	Annualized
**	The percentage would have been 1.03% if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$717,287,963
Number of Holdings	54
Portfolio Turnover	8%***
***	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

France	13.1
United Kingdom	12.4
Japan	11.9
Thailand	7.4
Canada	5.7
Norway	5.5
Germany	4.1
South Korea	3.8
Brazil	3.7
Hong Kong	3.7
Taiwan	3.4
Sweden	3.2
Belgium	3.0
China	2.7
Ireland	2.7
Italy	2.2
Denmark	2.1
Netherlands	2.0
Singapore	1.3
Portugal	1.2
India	0.9
Spain	0.6

TOP TEN HOLDINGS

(% of Fund’s net assets)

Equatorial Energia S.A.	3.7
Computacenter plc	3.4
EQB Inc.	3.2
D'Ieteren S.A.	3.0
Sixt SE	2.9
TISCO Financial Group	2.9
Thanachart Capital PCL	2.9
Glanbia plc	2.7
goeasy Ltd.	2.5
Rubis	2.5

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2025

Pear Tree Polaris International Opportunities Fund

Ordinary Shares : QISOX

This semi-annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ordinary Shares	$ 75	1.39%*
*	Annualized

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$69,967,951
Number of Holdings	59
Portfolio Turnover	10%**
**	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

China	9.8
France	9.0
Canada	8.6
Taiwan	8.4
Japan	7.1
United Kingdom	5.8
Italy	5.6
Switzerland	4.9
Belgium	3.7
Australia	3.4
Germany	3.3
Norway	3.2
Brazil	3.1
Thailand	2.8
Hong Kong	2.7
South Africa	2.7
Mexico	2.1
Singapore	2.1
Malaysia	1.9
Indonesia	1.8
Peru	1.4
India	1.3
South Korea	1.3
United States	0.7
Portugal	0.5

TOP TEN HOLDINGS

(% of Fund’s net assets)

SOL S.p.A.	4.7
Alibaba Group Holding Ltd.	4.1
Cranswick plc	4.1
ALSO Holding AG	3.4
Sparebanken Norge	3.2
Equatorial Energia S.A.	3.1
Neurones S.A.	2.9
Chailease Holding Co., Ltd.	2.9
D'Ieteren S.A.	2.9
Yageo Corporation	2.7

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2025

Pear Tree Polaris International Opportunities Fund

Institutional Shares : QISIX

This semi-annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 53	0.98%*
*	Annualized

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$69,967,951
Number of Holdings	59
Portfolio Turnover	10%**
**	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

China	9.8
France	9.0
Canada	8.6
Taiwan	8.4
Japan	7.1
United Kingdom	5.8
Italy	5.6
Switzerland	4.9
Belgium	3.7
Australia	3.4
Germany	3.3
Norway	3.2
Brazil	3.1
Thailand	2.8
Hong Kong	2.7
South Africa	2.7
Mexico	2.1
Singapore	2.1
Malaysia	1.9
Indonesia	1.8
Peru	1.4
India	1.3
South Korea	1.3
United States	0.7
Portugal	0.5

TOP TEN HOLDINGS

(% of Fund’s net assets)

SOL S.p.A.	4.7
Alibaba Group Holding Ltd.	4.1
Cranswick plc	4.1
ALSO Holding AG	3.4
Sparebanken Norge	3.2
Equatorial Energia S.A.	3.1
Neurones S.A.	2.9
Chailease Holding Co., Ltd.	2.9
D'Ieteren S.A.	2.9
Yageo Corporation	2.7

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

semi-annual SHAREHOLDER REPORT | AS OF September 30, 2025

Pear Tree Polaris International Opportunities Fund

R6 Shares : QISRX

This semi-annual shareholder report contains information about Pear Tree Polaris International Opportunities Fund (the "Fund") for the 6-month period April 1, 2025 to September 30, 2025. You may find copies of the Fund’s prospectus, financial information on Form N-CSR (which includes any required tax information for dividends), holdings, proxy voting information, and other information at www.peartreefunds.com/fund-documents/ . You also may request this information without charge by contacting Pear Tree Funds at 1-800-326-2151 or info@peartreefunds.com or by contacting your financial intermediary.

What were the Fund's costs for the last six months?

(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Shares	$ 52	0.95%*
*	Annualized

Key Fund Statistics

(as of September 30, 2025)

KEY FACTS

Total Net Assets	$69,967,951
Number of Holdings	59
Portfolio Turnover	10%**
**	Not Annualized

What did the Fund invest in?

(as of September 30, 2025)

COUNTRY ALLOCATION

(% of Fund’s net assets)

China	9.8
France	9.0
Canada	8.6
Taiwan	8.4
Japan	7.1
United Kingdom	5.8
Italy	5.6
Switzerland	4.9
Belgium	3.7
Australia	3.4
Germany	3.3
Norway	3.2
Brazil	3.1
Thailand	2.8
Hong Kong	2.7
South Africa	2.7
Mexico	2.1
Singapore	2.1
Malaysia	1.9
Indonesia	1.8
Peru	1.4
India	1.3
South Korea	1.3
United States	0.7
Portugal	0.5

TOP TEN HOLDINGS

(% of Fund’s net assets)

SOL S.p.A.	4.7
Alibaba Group Holding Ltd.	4.1
Cranswick plc	4.1
ALSO Holding AG	3.4
Sparebanken Norge	3.2
Equatorial Energia S.A.	3.1
Neurones S.A.	2.9
Chailease Holding Co., Ltd.	2.9
D'Ieteren S.A.	2.9
Yageo Corporation	2.7

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information visit www.peartreefunds.com/fund-documents/.

Item 2. Code of Ethics.

Not applicable for Semi Annual Reports

Item 3. Audit Committee Financial Expert.

Not applicable for Semi Annual Reports

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi Annual Reports

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments

The Schedule of Investments is incorporated by reference as part of the Financial Statements and Financial Highlights for Open–End Management Investment Companies filed under Item 7(a) of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SEMI-ANNUAL REPORT

September 30, 2025

PEAR TREE POLARIS SMALL CAP FUND

PEAR TREE QUALITY FUND

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

PEAR TREE POLARIS FOREIGN VALUE FUND

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Common Stock —96.9%

	Shares	Value
CONSUMER DISCRETIONARY -9.3%
AUTOMOBILES — 0.7%
Winnebago Industries, Inc.	18,467	$617,536

DIVERSIFIED CONSUMER SERVICES — 5.0%
Laureate Education, Inc.(a)	75,300	2,374,962
Perdoceo Education Corporation	60,600	2,282,196
		4,657,158
SPECIALTY RETAIL — 3.6%
Abercrombie & Fitch Co.(a)	12,500	1,069,375
American Eagle Outfitters, Inc.	52,700	901,697
Buckle, Inc.	24,100	1,413,706
		3,384,778
TOTAL CONSUMER DISCRETIONARY		8,659,472

CONSUMER STAPLES — 4.3%
CONSUMER STAPLES DISTRIBUTION & RETAIL — 2.4%
Ingles Markets Inc.	32,283	2,245,606

FOOD PRODUCTS — 1.9%
Ingredion Incorporated	14,500	1,770,595
TOTAL CONSUMER STAPLES		4,016,201

ENERGY — 4.2%
OIL, GAS & CONSUMABLE FUELS — 4.2%
CVR Energy, Inc.(a)	67,000	2,444,160
Diamondback Energy, Inc.	10,670	1,526,877
		3,971,037
TOTAL ENERGY		3,971,037

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

	Shares	Value
FINANCIALS — 25.8%
BANKS — 21.2%
BOK Financial Corporation	18,164	$2,024,196
Colony Bankcorp, Inc.	122,079	2,076,564
Cullen/Frost Bankers, Inc.	14,600	1,850,842
Home Trust Bancshares, Inc.	48,300	1,977,402
International Bancshares Corporation	30,200	2,076,250
Northeast Bancorp	20,800	2,083,328
OFG Bancorp	46,700	2,030,983
South Plains Financial, Inc.	54,600	2,110,290
Southside Bancshares, Inc.	61,500	1,737,375
The Bank of N.T. Butterfield & Son Limited	44,000	1,888,480
		19,855,710
CONSUMER FINANCE — 2.2%
SLM Corporation	74,100	2,051,088

FINANCIAL SERVICES — 2.4%
EVERTEC Inc.	64,700	2,185,566
TOTAL FINANCIALS		24,092,364

HEALTH CARE — 6.9%
BIOTECHNOLOGY — 1.1%
Exelixis, Inc.(a)	26,300	1,086,190

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Lantheus Holdings, Inc.(a)	37,900	1,943,891

PHARMACEUTICALS — 3.7%
Amphastar Pharmaceuticals, Inc.(a)	13,100	349,115
ANI Pharmaceuticals, Inc.(a)	9,700	888,520
Harmony Biosciences Holdings, Inc.(a)	36,100	994,916
Supernus Pharmaceuticals, Inc.(a)	25,800	1,232,982
		3,465,533
TOTAL HEALTH CARE		6,495,614

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

	Shares	Value
INDUSTRIALS — 18.6%
AEROSPACE & DEFENSE — 2.1%
V2X, Inc.(a)	33,800	$1,963,442

BUILDING PRODUCTS — 1.2%
Carlisle Companies Incorporated	3,500	1,151,360

COMMERCIAL SERVICES & SUPPLIES — 2.1%
Ennis, Inc.	105,100	1,921,228

ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	4,700	1,618,633

GROUND TRANSPORTATION — 0.1%
Covenant Logistics Group, Inc,	4,882	105,744

MACHINERY — 2.1%
Allison Transmission Holdings, Inc.	13,600	1,154,368
Wabash National Corporation	76,870	758,707
		1,913,075
PROFESSIONAL SERVICES — 5.6%
Barrett Business Services, Inc.	38,800	1,719,616
CSG Systems International, Inc.	29,000	1,867,020
Kforce, Inc.	22,894	686,362
Maximus Inc.	10,900	995,933
		5,268,931
TRADING COMPANIES & DISTRIBUTORS — 3.7%
Applied Industrial Technologies, Inc.	7,000	1,827,350
DNOW Inc.(a)	107,800	1,643,950
		3,471,300
TOTAL INDUSTRIALS		17,413,713

INFORMATION TECHNOLOGY — 10.8%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.3%
Arrow Electronics, Inc.(a)	15,300	1,851,300
Avnet, Inc.	35,600	1,861,168
ePlus, Inc.	30,600	2,172,906
		5,885,374

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
MKS Instruments, Inc.	18,400	$2,277,368

SOFTWARE — 2.1%
Progress Software Corporation(a)	44,200	1,941,706
TOTAL INFORMATION TECHNOLOGY		10,104,448

MATERIALS —6.2%
CHEMICALS — 1.9%
Cabot Corporation	23,773	1,807,937

CONSTRUCTION MATERIALS — 1.8%
Eagle Materials Inc.	7,000	1,631,280

CONTAINERS & PACKAGING — 1.2%
Graphic Packaging Holding Co.	58,700	1,148,759

METALS & MINING — 1.3%
Lundin Mining Corporation	80,400	1,199,586
TOTAL MATERIALS		5,787,562

REAL ESTATE — 8.4%
DIVERSIFIED REITS — 2.0%
Essential Properties Realty Trust, Inc.	60,700	1,806,432

HEALTH CARE REITS — 2.0%
Sabra Health Care REIT, Inc.	101,400	1,890,096

RETAIL REITS — 4.4%
Netstreit Corporation	116,000	2,094,960
Phillips Edison & Company, Inc.	59,600	2,046,068
		4,141,028
TOTAL REAL ESTATE		7,837,556

UTILITIES — 2.4%
MULTI UTILITIES — 2.4%
Black Hills Corporation	36,400	2,241,876
TOTAL UTILITIES		2,241,876

TOTAL COMMON STOCK
(Cost $65,192,261)		90,619,843

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

SHORT TERM INVESTMENTS — 3.2%
	Par Value	Value
Money Market — 3.2%
UMB Money Market Special II, 3.99% (b)	2,975,489	$2,975,489
(Cost $2,975,489)

TOTAL INVESTMENTS — 100.1%
(Cost $68,167,750 )		93,595,332
OTHER ASSETS & LIABILITIES (NET) — (0.1)%		(86,454)
NET ASSETS — 100%		$93,508,878

(a)Non-income producing security

(b)Interest rate reflects seven-day effective yield on September 30, 2025.

(c)At September 30, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $68,794,990 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$26,468,982
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,668,640)
Net unrealized appreciation/(depreciation)	$24,800,342

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Common Stock — 99.2%

	Shares	Value
COMMUNICATION SERVICES — 9.4%
INTERACTIVE MEDIA & SERVICES — 9.4%
Alphabet, Inc. Class A	63,024	$15,321,134
Meta Platforms, Inc.	21,647	15,897,124
TOTAL COMMUNICATION SERVICES		31,218,258

CONSUMER DISCRETIONARY — 8.6%
HOTELS, RESTAURANTS & LEISURE — 3.8%
Compass Group Plc(a)	230,410	7,916,888
Hilton Worldwide Holdings Inc.	18,703	4,852,306
		12,769,194
MULTILINE RETAIL — 1.4%
TJX Companies, Inc. (The)	32,402	4,683,385

RETAILING — 2.1%
Amazon.com, Inc.(b)	31,234	6,858,049

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
LVMH Moët Hennessy —Louis Vuitton S.A.(a)	36,836	4,505,411
TOTAL CONSUMER DISCRETIONARY		28,816,039

CONSUMER STAPLES — 7.5%
BEVERAGES — 4.2%
Coca —Cola Company (The)	69,091	4,582,115
Constellation Brands, Inc.	42,661	5,745,157
Diageo plc(a)	39,141	3,735,226
		14,062,498
FOOD PRODUCTS — 1.4%
Nestle, S.A.(a)	49,311	4,525,270

HOUSEHOLD PRODUCTS — 1.9%
Unilever Plc(a)	106,154	6,292,809

TOTAL CONSUMER STAPLES		24,880,577

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

	Shares	Value
FINANCIALS — 5.0%
BANKS — 4.3%
U.S. Bancorp	157,970	$7,634,690
Wells Fargo & Company	79,211	6,639,466
		14,274,156
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Tradeweb Markets Inc.	22,691	2,518,247

TOTAL FINANCIALS		16,792,403

HEALTH CARE — 21.5%
HEALTH CARE EQUIPMENT & SUPPLIES — 7.1%
Abbott Laboratories	73,867	9,893,746
Intuitive Surgical, Inc.(b)	11,189	5,004,056
Thermo Fisher Scientific, Inc.	18,350	8,900,117
		23,797,919
HEALTH CARE PROVIDERS & SERVICES — 6.0%
CIGNA Corporation	12,633	3,641,462
Elevance Health Inc.	21,021	6,792,305
Quest Diagnostics Incorporated	16,005	3,050,233
UnitedHealth Group, Inc.	18,569	6,411,876
		19,895,876
PHARMACEUTICALS — 8.4%
Eli Lilly and Company	6,685	5,100,656
Haleon plc(a)	646,882	5,802,532
Johnson & Johnson	57,030	10,574,503
Merck & Co., Inc.	53,522	4,492,101
Novo Nordisk A/S(a)	33,308	1,848,261
		27,818,053

TOTAL HEALTH CARE		71,511,848

INDUSTRIALS — 2.3%
AEROSPACE & DEFENSE — 2.3%
Safran SA	21,439	7,559,446
TOTAL INDUSTRIALS		7,559,446

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

	Shares	Value
INFORMATION TECHNOLOGY — 44.9%
IT SERVICES — 23.3%
Accenture Plc	27,281	$6,727,495
Amadeus IT Group, S.A.(a)	30,819	2,442,406
Microsoft Corporation	51,387	26,615,897
Oracle Corporation	59,279	16,671,626
salesforce.com, inc.	33,073	7,838,301
SAP AG(a)	32,793	8,762,617
Visa, Inc.	24,546	8,379,513
		77,437,855
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.2%
ASML Holding N.V.	4,907	4,750,418
Broadcom Inc.	24,349	8,032,979
KLA —Tencor Corporation	3,524	3,800,986
Lam Research Corporation	83,994	11,246,797
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	52,422	14,640,940
Texas Instruments, Inc.	44,776	8,226,694
		50,698,814
SOFTWARE — 2.5%
Dassault Systèmes SE(a)	99,341	3,324,943
Uber Technologies, Inc.	51,854	5,080,137
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.9%		8,405,080

Apple, Inc.	51,247	13,049,024
TOTAL INFORMATION TECHNOLOGY		149,590,773

TOTAL COMMON STOCK
(Cost $268,537,011)		330,369,344

The accompanying notes are an integral part of these financial statements.

Pear Tree Quality Fund

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

Short Term Investments — 0.8%
Money Market — 0.8%	Par Value	Value
UMB Money Market Special II, 3.99% (c)	2,814,462	$2,814,462
(Cost $2,814,462)

TOTAL INVESTMENTS — 100.0%
(Cost $271,351,473)		333,183,806
OTHER ASSETS & LIABILITIES (NET) — 0.0%		73,846
NET ASSETS — 100%		$333,257,652

(a)ADR - American Depositary Receipts

(b)Non-Income producing security

(c)Interest rate reflects seven-day effective yield on September 30, 2025.

(d)At September 30, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $273,471,581 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$75,106,148
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(15,393,923)
Net unrealized appreciation/(depreciation)	$59,712,225

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Common Stock — 93.6%

	Shares	Value
CHINA — 0.7%
CONSUMER DISCRETIONARY — 0.7%
BYD Company Limited(a)	14,178	$199,768

GERMANY — 9.0%
INDUSTRIALS — 4.3%
Kion Group AG(b)	17,691	1,194,158
INFORMATION TECHNOLOGY — 4.7%
Infineon Technologies AG	33,563	1,309,237

TOTAL GERMANY		2,503,395

IRELAND — 3.5%
INDUSTRIALS — 3.5%
Kingspan Group plc	11,741	976,692

ISRAEL — 1.8%
INDUSTRIALS — 1.8%
Kornit Digital Ltd.(b)	37,234	502,659

JAPAN — 9.5%
INDUSTRIALS — 3.5%
Kurita Water Industries Ltd.	16,669	569,874
Yaskawa Electric Corporation	19,676	420,606
		990,480
INFORMATION TECHNOLOGY — 3.0%
Keyence Corporation	2,207	824,608
MATERIALS — 3.0%
Toray Industries, Inc.	129,635	829,766

TOTAL JAPAN		2,644,854

SWITZERLAND — 3.7%
INFORMATION TECHNOLOGY — 3.7%
Landis+Gyr Group AG	12,563	1,013,629

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

	Shares	Value
UNITED STATES — 65.4%
CONSUMER DISCRETIONARY — 1.3%
Rivian Automotive, Inc. (b)	24,766	$363,565

INDUSTRIALS — 33.9%
Advanced Drainage Systems, Inc.	7,006	971,732
American Superconductor Corporation (b)	15,877	942,935
Amprius Technologies, Inc.	36,450	383,454
Copart, Inc (b)	8,770	394,387
Deere & Company	1,039	475,093
Energy Recovery, Inc. (b)	50,935	785,418
Fluence Energy, Inc.	36,656	395,885
GE Vernova Inc. (b)	1,361	836,879
Nextracker Inc.	5,738	424,555
Primoris Services Corporation	9,399	1,290,765
Proto Labs, Inc.	14,383	719,581
Valmont Industries, Inc.	2,699	1,046,483
Veralto Corporation	6,755	720,150
		9,387,317
INFORMATION TECHNOLOGY — 24.5%
Aehr Test Systems, Inc.	23,568	709,632
Aeva Technologies, Inc.	28,957	419,877
Badger Meter, Inc.	5,343	954,153
Cognex Corporation	22,395	1,014,494
First Solar, Inc. (b)	6,486	1,430,357
ON Semiconductor Corporation	9,423	464,648
Samsara Inc.	20,936	779,866
Trimble Navigation Limited (b)	12,576	1,026,830
		6,799,857
MATERIALS — 2.0%
Aspen Aerogels, Inc. (b)	81,471	567,039

UTILITIES — 3.7%
NextEra Energy, Inc.	13,516	1,020,323

TOTAL UNITED STATES		18,138,101

TOTAL COMMON STOCK
(Cost $21,860,210)		25,979,098

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

SHORT TERM INVESTMENTS — 6.1%

	Par Value	Value
Money Market — 6.1%
UMB Money Market Special II, 3.99%(c)	1,691,389	$1,691,389
(Cost $1,691,389)

TOTAL INVESTMENTS — 99.7%
(Cost $23,551,599)		27,670,487
OTHER ASSETS & LIABILITIES (Net) — 0.3%		69,146
NET ASSETS — 100%		$27,739,633

(a)ADR - American Depositary Receipts

(b)Non-income producing security.

(c)Percentage rate reflects seven-day effective yield on September 30, 2025.

(d)At September 30, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $24,124,165 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,230,620
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,684,298)
Net unrealized appreciation/(depreciation)	$3,546,322

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Common Stock — 95.0%

	Shares	Value
BELGIUM — 1.1%
D’leteren S.A.	95,878	$17,934,176

CANADA — 4.6%
Lundin Mining Corporation	1,428,400	21,312,048
Magna International Inc.	589,781	27,950,380
Methanex Corporation	665,993	26,483,680
		75,746,108
CHILE — 1.0%
LATAM Airlines Group	712,579,800	16,192,553

CHINA -2.4%
Vipshop Holdings Limited(a)	1,996,000	39,201,440

FRANCE — 10.6%
Capgemini SE	95,100	13,805,199
Ipsos	265,141	11,794,429
Michelin (CGDE)	787,900	28,272,196
Publicis Groupe	346,847	33,286,879
Teleperformance SE	551,100	41,013,599
TotalEnergies SE	302,800	18,404,235
Vinci SA	212,698	29,476,829
		176,053,366
GERMANY — 8.6%
Daimler Truck Holding AG	720,700	29,654,464
DHL Group	545,500	24,317,084
Deutsche Telekom AG	771,113	26,283,619
Hannover Rueck SE	102,000	30,752,203
Muenchener Rueckversicherungs-Gesellschaft	50,030	31,942,547
		142,949,917
IRELAND — 4.3%
Greencore Group plc	6,927,168	21,309,342
Jazz Pharmaceuticals plc(b)	159,206	20,983,351
Smurfit Westrock plc	685,546	29,183,693
		71,476,386

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

	Shares	Value
ITALY — 2.5%
Eni S.p.A.	1,909,500	$33,352,869
Trevi Finanziaria Industriale SpA(b)	12,230,080	7,745,286
		41,098,155
JAPAN — 15.7%
Daicel Corporation	1,654,300	15,116,483
Itochu Corporation	588,600	33,581,905
KDDI Corporation	1,838,100	29,378,983
Macnica Fuji Electronics Holdings Inc.	423,400	5,885,772
Marubeni Corporation	1,606,100	40,216,392
Mitsubishi UFJ Financial Group, Inc.	2,257,800	36,599,338
Orix Corporation	1,354,200	35,596,062
Sony Financial Group, Inc.	1,169,600	1,298,808
Sony Group Corporation	1,169,600	33,729,400
Takeda Pharmaceutical Company Limited	988,500	28,881,589
		260,284,732
NETHERLANDS — 2.1%
Koninklijke Ahold Delhaize N.V.	847,300	34,296,187

NORWAY — 5.4%
DNB Bank ASA	1,183,830	32,212,496
SpareBank 1 SR-Norge ASA	966,868	17,229,162
Sparebanken Norge	919,014	16,157,213
Yara International ASA	629,064	22,986,704
		88,585,575
PUERTO RICO — 2.4%
Popular, Inc.	317,250	40,293,922

RUSSIA — < 0.1%
ALROSA Company PJSC *(b)	41,136,300	4,986

SINGAPORE — 1.9%
United Overseas Bank Limited	1,169,447	31,367,885

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

	Shares	Value
SOUTH KOREA — 11.3%
F&F Co., Ltd.	142,439	$6,365,365
HD Hyundai Electric	70,000	29,036,741
Kia Motors Corporation	397,000	28,493,568
Samsung Electronics Company Limited	720,913	43,109,369
Shinhan Financial Group Co., Limited	807,000	40,722,426
SK Hynix, Inc.	160,500	39,751,791
		187,479,260
SPAIN — 3.1%
Bankinter, S.A.	1,324,200	20,856,422
Endesa, S.A.	974,800	31,164,737
		52,021,159
SWEDEN — 4.0%
Duni AB	924,400	9,602,650
Loomis AB, Class B	527,019	22,503,836
SKF AB-B	1,357,400	33,656,812
		65,763,298
SWITZERLAND — 5.0%
Barry Callebaut AG	36,079	49,423,288
Novartis AG	269,050	33,853,570
		83,276,858
TAIWAN — 0.4%
Chailease Holding Co., Limited	1,822,620	6,667,829

UNITED KINGDOM — 8.6%
Inchcape plc	2,119,184	19,756,798
International Consolidated Airlines Group S.A.	6,941,500	36,081,222
Linde plc	66,044	31,370,900
Next plc	191,650	31,928,766
Nomad Foods Limited	1,694,900	22,287,935
		141,425,621

TOTAL COMMON STOCK
(Cost $1,098,121,214)		1,572,119,413

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

SHORT TERM INVESTMENTS — 0.0%

	Par Value	Value
Money Market — 0.0%
UMB Money Market Special II, 3.99%(c)	834,544	$834,544
(Cost $834,544)

TOTAL INVESTMENTS — 95.0%
(Cost $1,098,955,758)		1,572,953,957
OTHER ASSETS & LIABILITIES (NET) — 5.0%		82,625,445
NET ASSETS — 100%		$1,655,579,402

*Fair Valued by Valuation Committee as delegated by Pear Tree Fund’s Trustees

(a)ADR - American Depositary Receipts

(b)Non-income producing security.

(c)Interest rate reflects seven-day effective yield on September 30, 2025.

(d)At September 30, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $1,107,505,972 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$569,371,850
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(103,923,865)
Net unrealized appreciation/(depreciation)	$465,447,985

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Common Stock — 96.6%

	Shares	Value
BELGIUM — 3.0%
D’leteren SA	115,255	$21,558,684

BRAZIL — 3.7%
Equatorial Energia S.A.	3,842,326	26,658,770

CANADA — 5.7%
EQB Inc.	339,127	22,666,962
goeasy Ltd.	146,538	18,258,799
		40,925,761
CHINA — 2.7%
China MeiDong Auto Holdings Limited	12,666,000	3,272,153
Xinhua Winshare Publishing and Media Co., Limited	4,966,500	6,849,332
Zhongsheng Group Holdings	5,189,000	9,723,873
		19,845,358
DENMARK — 2.1%
Ringkjoebing Landbobank A/S	64,000	14,849,515

FRANCE — 13.1%
Amundi	209,300	16,574,809
Elis S.A.	551,998	15,876,996
Ipsos	370,500	16,481,177
Rubis	479,600	17,908,222
Sopra Steria	85,700	16,292,163
Technip Energies N.V.	228,800	10,774,649
		93,908,016
GERMANY- 4.1%
Krones AG	56,800	8,275,408
Sixt SE	215,925	20,892,285
		29,167,693
HONG KONG — 3.7%
Kingboard Laminates Holdings, Ltd.	7,363,000	11,668,525
VSTECS Holdings Limited	10,673,360	14,747,136
		26,415,661

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

	Shares	Value
INDIA — 0.9%
Karnataka Bank Limited	950,000	$1,841,499
Karur Vysya Bank Limited	1,848,840	4,391,757
		6,233,256
IRELAND — 2.7%
Glanbia plc	1,193,800	19,651,202

ITALY — 2.2%
De’Longhi SpA	450,036	16,275,535

JAPAN — 11.9%
Daicel Corporation	1,746,400	15,958,065
Kanematsu Corporation	686,400	14,482,327
KITZ Corporation	492,900	5,640,390
Kyudenko Corporation	328,900	15,932,225
Mizuho Leasing Company, Limited	1,918,800	16,929,251
Open House Group Co., Limited	314,800	16,317,121
		85,259,379
NETHERLANDS — 2.0%
Aalberts N.V.	448,234	14,746,272

NORWAY — 5.5%
SpareBank Nord-Norge	558,989	7,876,872
Sparebank 1 Oestlandet	217,488	4,103,103
SpareBank 1 SMN	446,428	8,664,760
SpareBank 1 SR-Bank ASA	489,426	8,721,356
Sparebanken Norge	568,692	9,998,191
		39,364,282
PORTUGAL — 1.2%
Redes Energéticas Nacionais, SGPS, S.A.	2,336,505	8,400,547

SINGAPORE — 1.3%
Venture Corporation, Limited	842,800	9,113,118

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

	Shares	Value
SOUTH KOREA — 3.8%
Doosan Bobcat	156,700	$6,198,532
Orion Corporation	59,700	4,408,197
Poongsan Corporation	190,400	16,922,334
		27,529,063
SPAIN — 0.6%
CIE Automotive	135,700	4,241,123

SWEDEN — 3.2%
Hexpol AB	1,673,400	15,016,848
Loomis AB, Class B	182,361	7,786,858
		22,803,706
TAIWAN — 3.4%
Primax Electronics Limited	3,347,800	8,633,673
Sanyang Motor Co., Limited	7,746,000	15,808,163
		24,441,836
THAILAND — 7.4%
Krungthai Card Public Company Limited	12,436,800	11,513,779
Thanachart Capital PCL	13,242,400	20,534,813
TISCO Financial Group	6,604,000	20,787,162
		52,835,754
UNITED KINGDOM — 12.4%
Berkeley Group Holdings plc	145,993	7,539,434
Coats Group plc	7,631,500	8,558,212
Computacenter plc	665,300	24,057,563
Hikma Pharmaceuticals plc	580,300	13,265,339
Inchcape plc	645,318	6,016,192
OSB Group plc	1,714,917	13,101,984
QinetiQ	2,200,400	16,277,865
		88,816,589

TOTAL COMMON STOCK
(Cost $500,908,870)		693,041,120

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

SHORT TERM INVESTMENTS — 2.5%

	Par Value	Value
Money Market - 2.5%
UMB Money Market Special II, 3.99%(a)	18,283,788	$18,283,788
(Cost $18,283,788)
TOTAL INVESTMENTS - 99.1%
(Cost $519,192,658)		711,324,908
OTHER ASSETS & LIABILITIES (NET) - 0.9%		5,963,055
NET ASSETS - 100%		$717,287,963

(a)Interest rate reflects seven-day effective yield on September 30, 2025.

(b)At September 30, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $525,074,161 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$200,791,528
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(14,540,781)
Net unrealized appreciation/(depreciation)	$186,250,747

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Common Stock — 97.2%

	Shares	Value
AUSTRALIA — 3.4%
Accent Group Limited	626,900	$548,418
Macquarie Group Limited	12,434	1,807,376
		2,355,794
BELGIUM — 3.7%
Anheuser-Busch InBev SA/NV	10,500	626,718
D’Ieteren S.A.	10,700	2,001,457
		2,628,175
BRAZIL — 3.1%
Equatorial Energia S.A.	312,217	2,166,220

CANADA — 8.6%
Alimentation Couche-Tard Inc.	31,100	1,659,605
EQB Inc.	25,877	1,729,597
goeasy Ltd.	12,431	1,548,917
Lundin Mining Corporation	71,800	1,071,272
		6,009,391
CHINA — 9.8%
Alibaba Group Holding Ltd.	125,200	2,848,234
China MeiDong Auto Holdings Limited	2,950,000	762,107
Midea Group Co., Ltd.	131,600	1,343,268
Zhejiang Supor Co.	130,100	872,695
Zhongsheng Group Holdings	543,000	1,017,549
		6,843,853

FRANCE — 9.0%
Capgemini SE	11,100	1,611,332
Ipsos	18,300	814,050
LVMH Moet Hennessy Louis Vuitton SE	1,295	791,972
Neurones S.A.	43,855	2,048,216
Sanofi S.A.	6,900	636,817
Teleperformance SE	5,300	394,433
		6,296,820
GERMANY — 3.3%
Bechtle AG	11,100	511,766
Sixt SE	18,400	1,780,331
		2,292,097

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

	Shares	Value
HONG KONG — 2.7%
Kingboard Laminates Holdings, Ltd.	330,000	$522,968
VSTECS Holdings Limited	976,000	1,348,517
		1,871,485
INDIA — 1.3%
Muthoot Finance Ltd.	26,494	918,187

INDONESIA — 1.8%
PT Bank Central Asia Tbk	1,034,100	473,148
PT Bank Rakyat Indonesia Tbk	3,480,646	814,553
		1,287,701
ITALY — 5.6%
SeSa S.p.A.	5,993	608,384
SOL S.p.A.	55,600	3,312,090
		3,920,474
JAPAN — 7.1%
FULLCAST HOLDINGS Co., Ltd.	68,400	822,551
JAC Recruitment Co., Ltd.	154,100	1,130,043
NEXTAGE Co., Ltd.	92,900	1,485,796
Takeda Pharmaceutical Company Limited	17,800	520,073
Tri Chemical Laboratories Inc.	50,900	1,005,351
		4,963,814
MALAYSIA — 1.9%
Public Bank Bhd	676,400	695,928
Scientex Berhad	776,600	666,158
		1,362,086
MEXICO — 2.1%
Wal-Mart de Mexico, S.A.B. de C.V.	471,500	1,454,944

NORWAY — 3.2%
Sparebanken Norge	126,582	2,225,442

PERU — 1.4%
Credicorp Ltd.	3,600	958,608

PORTUGAL — 0.5%
Jerónimo Martins SGPS, SA	13,600	330,772

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

	Shares	Value
SINGAPORE — 2.1%
United Overseas Bank Limited	54,000	$1,448,433

SOUTH AFRICA — 2.7%
AVI Limited	206,174	1,182,132
FirstRand Limited	163,800	737,325
		1,919,457
SOUTH KOREA — 1.3%
HD Hyundai Electric	1,000	414,810
Samsung Electronics Company Limited	8,108	484,845
		899,655
SWITZERLAND — 4.9%
ALSO Holding AG	7,900	2,392,736
Barry Callebaut AG	555	760,274
Nestle S.A.	3,200	293,859
		3,446,869
TAIWAN — 8.4%
Chailease Holding Co., Ltd.	549,932	2,011,858
Sanyang Motor Co., Ltd.	316,000	644,898
SINBON Electronics Co., Ltd.	173,300	1,307,796
Yageo Corporation	338,184	1,886,321
		5,850,873
THAILAND — 2.8%
Krungthai Card Public Company Limited	929,300	860,330
Muangthai Capital Public Company Limited	875,900	1,094,706
		1,955,036
UNITED KINGDOM — 5.8%
Computacenter plc	14,700	531,559
Cranswick plc	41,940	2,834,394
Oxford Instruments plc	14,885	370,321
Volution Group plc	40,700	346,838
		4,083,112
UNITED STATES — 0.7%
Euronet Worldwide, Inc.(a)	5,400	474,174

TOTAL COMMON STOCK
(Cost $54,704,730)		67,963,472

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2025 (Unaudited)

SHORT TERM INVESTMENTS — 2.5%

	Par Value	Value
Money Market — 2.5%
UMB Money Market Special II, 3.99%(b)	1,791,475	$1,791,475
(Cost $1,791,475)

TOTAL INVESTMENTS — 99.7%
(Cost $56,496,205)		69,754,947
OTHER ASSETS & LIABILITIES (Net) — 0.3%		213,004
NET ASSETS — 100%		$69,967,951

(a)Non-income producing security.

(b)Percentage rate reflects seven-day effective yield on September 30, 2025.

(c)At September 30, 2025, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of $56,654,183 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$16,117,626
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,016,862)
Net unrealized appreciation/(depreciation)	$13,100,764

The percentage of each investment category is calculated as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2025 (Unaudited)

	Small Cap	Quality	Environmental Opportunities
Assets:
Investments at value	$93,595,332	$333,183,806	$27,670,487
Foreign currency at value (Cost $0 for Small Cap, $0 for Quality and $0 for Environmental Opportunities.)	—	—	—
Cash	—	—	—
Dividends and interest receivable	62,716	247,036	34,672
Foreign tax reclaims receivable	1,786	188,312	52,583
Receivable for investments sold	—	—	—
Receivable for shares of beneficial interest sold	—	13,290	—
Other Assets	20,768	7,924	3,087
Total Assets	$93,680,602	$333,640,368	$27,760,829

Liabilities:
Payable for investments purchased	$—	$—	$—
Payable for shares of beneficial interest repurchased	100,000	163,912	—
Payable for compensation of manager (Note 3)	60,239	161,447	14,916
Payable for distribution fees (Note 3)	4,868	21,823	113
Payable to custodian	3,181	5,009	5,590
Payable to transfer agent (Note 3)	3,436	18,213	577
Payable for foreign capital gain tax	—	—	—
Other accrued expenses and liabilities	—	12,312	—
Total Liabilities	$171,724	$382,716	$21,196
Net Assets	$93,508,878	$333,257,652	$27,739,633

Investments at cost	$68,167,750	$271,351,473	$23,551,599

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2025 (Unaudited)

	Small Cap	Quality	Environmental Opportunities
Components of Net Assets:
Shares of beneficial interest	$58,850,207	$216,032,233	$35,306,022
Total distributable earnings (loss)	34,658,671	117,225,419	(7,566,389)
Net Assets Applicable to Outstanding Shares	$93,508,878	$333,257,652	$27,739,633

Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$23,609,444	$106,064,779	$578,964
Shares Outstanding	828,415	4,244,271	36,098
Net asset value and redemption proceeds per share	$28.50	$24.99	$16.04
Institutional Shares
Net assets applicable to outstanding shares	$64,314,702	$217,372,582	$23,691,312
Shares Outstanding	1,781,116	7,534,295	1,446,490
Net asset value and redemption proceeds per share	$36.11	$28.85	$16.38
R6 Shares
Net assets applicable to outstanding shares	$5,584,732	$9,820,291	$3,469,357
Shares Outstanding	595,568	1,107,433	462,691
Net asset value and redemption proceeds per share	$9.38	$8.87	$7.50

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2025 (Unaudited)

	Foreign Value	Foreign Value Small Cap	International Opportunities
Assets:
Investments at value	$1,572,953,957	$711,324,908	$69,754,947
Foreign currency at value (Cost $39,199 for Foreign Value, $42,372 for Foreign Value Small Cap and $1 for International Opportunities.)	39,095	42,372	1
Cash	—	—	—
Dividends and interest receivable	3,943,386	2,025,867	46,196
Foreign tax reclaims receivable	25,400,227	5,469,687	289,258
Receivable for investments sold	52,633,694	—	—
Receivable for shares of beneficial interest sold	2,782,615	164,797	10,402
Other Assets	23,567	—	8,088
Total Assets	$1,657,776,541	$719,027,631	$70,108,892

Liabilities:
Payable for investments purchased	$—	$—	$—
Payable for shares of beneficial interest repurchased	721,733	1,096,057	13,420
Payable for compensation of manager (Note 3)	1,238,201	520,666	42,506
Payable for distribution fees (Note 3)	50,780	10,654	2,488
Payable to custodian	55,835	59,074	5,791
Payable to transfer agent (Note 3)	53,185	21,281	1,170
Payable for foreign capital gain tax	—	—	68,037
Other accrued expenses and liabilities	77,405	31,936	7,529
Total Liabilities	$2,197,139	$1,739,668	$140,941
Net Assets	$1,655,579,402	$717,287,963	$69,967,951

Investments at cost	$1,098,955,758	$519,192,658	$56,496,205

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2025 (Unaudited)

	Foreign Value	Foreign Value Small Cap	International Opportunities
Components of Net Assets:
Shares of beneficial interest	$1,045,192,831	$584,530,782	$92,945,058
Total distributable earnings (loss)	610,386,571	132,757,181	(22,977,107)
Net Assets Applicable to Outstanding Shares	$1,655,579,402	$717,287,963	$69,967,951

Computation of Net Assets:
Ordinary Shares
Net assets applicable to outstanding shares	$247,431,629	$51,921,042	$12,171,521
Shares Outstanding	8,866,459	2,742,775	893,522
Net asset value and redemption proceeds per share	$27.91	$18.93	$13.62
Institutional Shares
Net assets applicable to outstanding shares	$966,396,627	$551,865,966	$26,248,438
Shares Outstanding	34,760,296	29,220,450	1,914,998
Net asset value and redemption proceeds per share	$27.80	$18.89	$13.71
R6 Shares
Net assets applicable to outstanding shares	$441,751,146	$113,500,955	$31,547,992
Shares Outstanding	33,598,747	8,570,541	2,301,739
Net asset value and redemption proceeds per share	$13.15	$13.24	$13.71

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2025 (Unaudited)

	Small Cap	Quality	Environmental Opportunities
Investment Income:
Dividends(a)	$863,876	$2,507,036	$140,005
Interest	20,432	35,721	21,938
Miscellaneous	—	—	—
Total Investment Income	$884,308	$2,542,757	$161,943

Expenses:
Compensation of manager (Note 3)	364,556	1,632,570	132,651
Distribution fees, Ordinary Shares (Note 3)	28,593	132,518	637
Administrative fees (Note 3)	9,298	33,780	3,606
Custodian and fund accounting fees	2,009	21,208	19,000
Regulatory and Compliance (Note 3)	4,238	15,315	1,473
Transfer agent fees (Note 3):
Ordinary Shares	18,651	85,706	413
Institutional Shares	51,268	170,732	20,880
R6 Shares	352	544	201
Audit and legal	9,080	32,783	3,113
Registration fees	18,600	25,200	16,800
Insurance	1,050	3,795	365
Compensation of trustees (Note 3)	2,688	9,710	934
Printing	3,525	12,818	1,275
Miscellaneous	3,342	12,070	1,177
Total expenses before waivers / reimbursements / reductions	517,250	2,188,749	202,525
Management Fee Waiver (Note 3)	—	(659,607)	—
Transfer Agent Fee Waiver Institutional Shares (Note3)	(37,727)	(126,716)	(15,427)
Manager Reimbursement / Reduction (Note 3)	—	(3,507)	(42,036)
Expenses, Net	$479,523	$1,398,919	$145,062
Net Investment income / (loss)	$404,785	$1,143,838	$16,881

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2025 (Unaudited)

	Small Cap	Quality	Environmental Opportunities
Realized and unrealized gain / (loss) on investments, foreign currency, and foreign translation:
Net realized gain / (loss) (Note 2) on:
Investments(b)	$1,530,788	$24,350,578	$3,257,184
Realized gain distribution from regulated investment company	—	—	—
Foreign denominated assets, liabilities, and currency	49	183	1,457
Change in unrealized appreciation / (depreciation) of:
Investments	5,679,944	12,439,041	5,183,492
Foreign denominated assets, liabilities, and currency	94	402	1,716
Net realized and unrealized gain / (loss) on investment and foreign currency	7,210,875	36,790,204	8,443,849
Net increase / (decrease) in net assets resulting from operations	$7,615,660	$37,934,042	$8,460,730

(a)Dividends are net of foreign withholding taxes of $890 for Small Cap, $98,419 for Quality and $6,254 for Environmental Opportunities. Dividends are net of ADR Issuance Fees of $0 for Small Cap, $21,389 for Quality and $236 for Environmental Opportunities.

(b) Net realized gains on investments are net of foreign withholding taxes of $0 for Small Cap, $0 for Quality and $0 for Environmental Opportunities.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2025 (Unaudited)

	Foreign Value	Foreign Value Small Cap	International Opportunities
Investment Income:
Dividends(a)	$41,844,004	$18,927,100	$1,258,110
Interest	578,435	404,696	45,986
Miscellaneous	—	—	—
Total Investment Income	$42,422,439	$19,331,796	$1,304,096

Expenses:
Compensation of manager (Note 3)	9,359,469	3,688,280	302,007
Distribution fees, Ordinary Shares (Note 3)	302,728	63,586	14,860
Administrative fees (Note 3)	220,472	78,964	6,880
Custodian and fund accounting fees	490,209	148,208	16,738
Regulatory and Compliance (Note 3)	93,085	35,382	3,134
Transfer agent fees (Note 3):
Ordinary Shares	196,072	41,106	9,691
Institutional Shares	988,679	460,443	20,656
R6 Shares	24,354	6,821	1,948
Audit and legal	197,091	75,824	6,710
Registration fees	31,199	31,199	18,600
Tax reclaim service fee	380,638	130,033	—
Insurance	23,048	8,765	776
Compensation of trustees (Note 3)	58,872	22,410	1,987
Printing	80,149	29,627	2,606
Miscellaneous	73,997	27,963	2,474
Total expenses before waivers / reimbursements / reductions	12,520,062	4,848,611	409,067
Management Fee Waiver (Note 3)	(935,947)	(368,829)	(33,556)
Transfer Agent Fee Waiver Institutional Shares (Note 3)	(732,379)	(341,872)	(15,203)
Manager Reimbursement / Reduction (Note 3)	(231,885)	—	(11,134)
Expenses, Net	$10,619,851	$4,137,910	$349,174
Net Investment income / (loss)	$31,802,588	$15,193,886	$954,922

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2025 (Unaudited)

	Foreign Value	Foreign Value Small Cap	International Opportunities
Realized and unrealized gain / (loss) on investments, foreign currency, and foreign translation:
Net realized gain / (loss) (Note 2) on:
Investments(b)	$165,139,129	$45,547,512	$941,386
Realized gain distribution from regulated investment company	—	—	—
Foreign denominated assets, liabilities, and currency	(94,047)	386,293	(10,449)
Change in unrealized appreciation / (depreciation) of:
Investments	105,416,676	70,149,146	7,903,526
Foreign denominated assets, liabilities, and currency	1,927,823	395,955	24,020
Net change in deferred non-U.S.taxes	—	—	31,070
Net realized and unrealized gain / (loss) on investment and foreign currency	272,389,581	116,478,906	8,889,553
Net increase / (decrease) in net assets resulting from operations	$304,192,169	$131,672,792	$9,844,475

(a)Dividends are net of foreign withholding taxes of $5,426,765 for Foreign Value, $2,319,337 for Foreign Value Small Cap and $138,983 for International Opportunities.
Dividends are net of ADR Issuance Fees of $59,743 for Foreign Value, $0 for Foreign Value Small Cap and $0 for International Opportunities.

(b)Net realized gains on investments are net of foreign withholding taxes of $0 for Foreign Value, $0 for Foreign Value Small Cap and $65,166 for International Opportunities.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Small Cap
	Semi-Annual Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets:

Operations:
Net investment income / (loss)	$404,785	$943,690
Net realized gain / (loss) on investments, foreign denominated assets, liabilities, and currency	1,530,837	9,764,364
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, and currency	5,680,038	(11,580,286)
Net increase / (decrease) from operations	$7,615,660	$(872,232)
Distributions to shareholders
Ordinary shares	$—	$(759,623)
Institutional shares	—	(2,274,925)
R6 Shares	—	(486,571)
Total distributions to shareholders	$—	$(3,521,119)
Capital Stock Transactions
Shares sold
Ordinary shares	$15,013	$2,738,307
Institutional shares	1,188,912	63,255,876 *
R6 Shares	47,256	5,429,307 *
Distributions reinvested
Ordinary shares	—	728,548
Institutional shares	—	2,269,858
R6 Shares	—	486,570
Shares redeemed
Ordinary shares	(538,769)	(55,383,378)
Institutional shares	(2,842,903)	(15,098,011)
R6 Shares	(132,325)	(9,479)

Net increase (decrease) from capital stock transactions	$(2,262,816)	$4,417,598

Net Increase / (Decrease) in Net Assets	$5,352,844	$24,247

Net Assets Beginning of Year	88,156,034	88,131,787

Net Assets End of Year	$93,508,878	$88,156,034

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Small Cap
	Semi-Annual Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Share Transactions
Shares sold
Ordinary shares	549	101,484
Institutional shares	36,292	1,771,691
R6 Shares	5,665	553,010
Distributions reinvested
Ordinary shares	—	25,881
Institutional shares	—	63,850
R6 Shares	—	52,716
Shares redeemed
Ordinary shares	(19,364)	(1,964,758)
Institutional shares	(81,925)	(424,972)
R6 Shares	(14,751)	(1,072)
Increase (Decrease) in Shares Outstanding	(73,534)	177,830

*Includes adjustments to capital due to large exchange between classes for: Intstitutional: ($8,435) R6 $8,435

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Semi-Annual Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income / (loss)	$1,143,838	$1,782,579
Net realized gain / (loss) on investments, foreign denominated assets, liabilities, and currency	24,350,761	44,957,298
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, and currency	12,439,443	(26,427,323)
Net increase / (decrease) from operations	$37,934,042	$20,312,554

Distributions to shareholders
Ordinary shares	$—	$(8,924,908)
Institutional shares	—	(17,022,885)
R6 Shares	—	(1,115,306)
Total distributions to shareholders	$—	$(27,063,099)

Capital Stock Transactions
Shares sold
Ordinary Shares	$6,237,086	$30,744,569 *
Institutional Shares	14,504,276	123,744,976
R6 Shares	138,837	9,151,578
Distributions reinvested
Ordinary Shares	—	8,525,241
Institutional Shares	—	16,652,978
R6 Shares	—	1,115,306
Shares redeemed
Ordinary Shares	(18,189,518)	(119,124,692)
Institutional Shares	(24,646,763)	(69,877,702)
R6 Shares	(245,901)	(53,357)

Net increase (decrease) from capital stock transactions	$(22,201,983)	$878,897

Net Increase / (Decrease) in Net Assets	$15,732,059	$(5,871,648)
Net Assets Beginning of Year	317,525,593	323,397,241

Net Assets End of Year	$333,257,652	$317,525,593

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Semi-Annual Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Share Transactions
Shares sold
Ordinary Shares	271,938	1,305,862
Institutional Shares	548,491	4,456,079
R6 Shares	17,010	988,617
Distributions reinvested
Ordinary Shares	—	370,341
Institutional Shares	—	628,415
R6 Shares	—	137,015
Shares redeemed
Ordinary Shares	(781,012)	(4,906,225)
Institutional Shares	(911,892)	(2,599,731)
R6 Shares	(28,677)	(6,532)
Increase (Decrease) in Shares Outstanding	(884,142)	373,841

*Includes contributions to capital from investment managers/brokers for: Ordinary $52

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Environmental Opportunities
	Semi-Annual Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income / (loss)	$16,881	$19,795
Net realized gain / (loss) on investments, foreign denominated assets, liabilities, and currency	3,258,641	(678,880)
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, currency and deferred non-U.S. taxes	5,185,208	(1,445,600)
Net increase / (decrease) from operations	$8,460,730	$(2,104,685)
Distributions to shareholders
Ordinary shares	$—	$—
Institutional shares	—	—
R6 Shares	—	—
Total distributions to shareholders	$—	$—

Capital Stock Transactions
Shares sold
Ordinary shares	$36,726	$569,697 *
Institutional shares	1,135,279	27,042,767
R6 Shares	29,304	173,458
Distributions reinvested
Ordinary shares	—	—
Institutional shares	—	—
R6 Shares	—	—
Shares redeemed
Ordinary shares	(78,083)	(12,083,458)
Institutional shares	(17,319,949)	(23,126,496)
R6 Shares	(409,952)	(46,833)

Net increase (decrease) from capital stock transactions	$(16,606,675)	$(7,470,865)

Net Increase / (Decrease) in Net Assets	$(8,145,945)	$(9,575,550)
Net Assets Beginning of Year	35,885,578	45,461,128

Net Assets End of Year	$27,739,633	$35,885,578

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Environmental Opportunities
	Semi-Annual Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Share Transactions
Shares sold
Ordinary shares	2,426	41,703
Institutional shares	82,288	1,908,879
R6 Shares	4,579	27,312
Distributions reinvested
Ordinary shares	—	—
Institutional shares	—	—
R6 Shares	—	—
Shares redeemed
Ordinary shares	(5,789)	(859,273)
Institutional shares	(1,282,048)	(1,707,175)
R6 Shares	(57,878)	(7,239)
Increase (Decrease) in Shares Outstanding	(1,256,422)	(595,793)

*Includes contributions to capital from investment managers/brokers for: Ordinary $1,787

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Semi-Annual Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income / (loss)	$31,802,588	$64,360,891
Net realized gain / (loss) on investments, foreign denominated assets, liabilities, and currency	165,045,082	146,214,030
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, currency and deferred non-U.S. taxes	107,344,499	(161,311,151)
Net increase / (decrease) from operations	$304,192,169	$49,263,770
Distributions to shareholders
Ordinary shares	$—	$(4,473,979)
Institutional shares	—	(47,030,599)
R6 Shares	—	(20,421,786)
Total distributions to shareholders	$—	$(71,926,364)
Capital Stock Transactions
Shares sold
Ordinary shares	$2,938,799	$8,305,848
Institutional shares	31,488,447	299,591,556 *
R6 Shares	38,412,546	24,182,494 *
Distributions reinvested
Ordinary shares	—	4,383,452
Institutional shares	—	42,012,581
R6 Shares	—	15,492,152
Shares redeemed
Ordinary shares	(24,961,039)	(111,375,136)
Institutional shares	(892,134,281)	(1,014,398,645)
R6 Shares	(31,048,883)	(119,756,450)

Net increase (decrease) from capital stock transactions	$(875,304,411)	$(851,562,148)

Net Increase / (Decrease) in Net Assets	$(571,112,242)	$(874,224,742)

Net Assets Beginning of Year	2,226,691,644	3,100,916,386

Net Assets End of Year	$1,655,579,402	$2,226,691,644

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Semi-Annual Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Share Transactions
Shares sold
Ordinary shares	113,581	345,811
Institutional shares	1,237,797	12,601,358
R6 Shares	3,160,078	2,134,810
Distributions reinvested
Ordinary shares	—	191,334
Institutional shares	—	1,845,895
R6 Shares	—	1,441,130
Shares redeemed
Ordinary shares	(955,794)	(4,592,998)
Institutional shares	(35,551,159)	(42,702,048)
R6 Shares	(2,587,629)	(10,482,686)
Increase (Decrease) in Shares Outstanding	(34,583,126)	(39,217,394)

*Includes contributions to capital from investment managers/brokers for: Institutional $2,557 and R6 $2

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income / (loss)	$15,193,886	$31,232,452
Net realized gain / (loss) on investments, foreign denominated assets, liabilities, and currency	45,933,805	(39,585,508)
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, currency and deferred non-U.S. taxes	70,545,101	15,267,179
Net increase / (decrease) from operations	$131,672,792	$6,914,123
Distributions to shareholders
Ordinary shares	$—	$(1,277,815)
Institutional shares	—	(18,680,088)
R6 Shares	—	(11,767,102)
Total distributions to shareholders	$—	$(31,725,005)
Capital Stock Transactions
Shares sold
Ordinary shares	$5,637,121	$6,577,522 *
Institutional shares	30,554,927	136,972,745 *
R6 Shares	5,138,706	49,628,415
Distributions reinvested
Ordinary shares	—	1,240,034
Institutional shares	—	17,388,847
R6 Shares	—	10,222,484
Shares redeemed
Ordinary shares	(7,991,949)	(88,258,671)
Institutional shares	(117,179,951)	(242,887,637)
R6 Shares	(106,824,704)	(112,935,630)

Net increase (decrease) from capital stock transactions	$(190,665,850)	$(222,051,891)

Net Increase / (Decrease) in Net Assets	$(58,993,058)	$(246,862,773)

Net Assets Beginning of Year	776,281,021	1,023,143,794

Net Assets End of Year	$717,287,963	$776,281,021

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Share Transactions
Shares sold
Ordinary shares	335,837	413,009
Institutional shares	1,770,066	8,432,971
R6 Shares	435,195	4,363,828
Distributions reinvested
Ordinary shares	—	82,121
Institutional shares	—	1,157,713
R6 Shares	—	970,796
Shares redeemed
Ordinary shares	(446,505)	(5,415,046)
Institutional shares	(6,512,138)	(15,381,038)
R6 Shares	(10,129,977)	(10,389,739)
Increase (Decrease) in Shares Outstanding	(14,547,522)	(15,765,385)

*Includes contributions to capital from investment managers/brokers for: Ordinary $3 and Institutional $13

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Semi-Annual Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Increase (Decrease) in Net Assets:
Operations:
Net investment income / (loss)	$954,922	$2,075,481
Net realized gain / (loss) on investments, foreign denominated assets, liabilities, and currency	930,937	3,813,400
Unrealized appreciation / (depreciation) of investments, foreign denominated assets, liabilities, currency and deferred non-U.S. taxes.	7,958,616	(5,770,640)
Net increase / (decrease) from operations	$9,844,475	$118,241
Distributions to shareholders
Ordinary shares	$—	$(203,377)
Institutional shares	—	(1,080,359)
R6 Shares	—	(844,874)
Total distributions to shareholders	$—	$(2,128,610)
Capital Stock Transactions
Shares sold
Ordinary shares	$1,206,027	$1,493,961
Institutional shares	348,365	37,120,602 *
R6 Shares	17,658	1,530,390
Distributions reinvested
Ordinary shares	—	188,992
Institutional shares	—	1,074,067
R6 Shares	—	844,874
Shares redeemed
Ordinary shares	(1,964,902)	(46,086,025)
Institutional shares	(2,658,907)	(17,794,327)
R6 Shares	(122,436)	(265,802)

Net increase (decrease) from capital stock transactions	$(3,174,195)	$(21,893,268)

Net Increase / (Decrease) in Net Assets	$6,670,280	$(23,903,637)

Net Assets Beginning of Year	63,297,671	87,201,308

Net Assets End of Year	$69,967,951	$63,297,671

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	International Opportunities
	Semi-Annual Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
Share Transactions
Shares sold
Ordinary shares	97,484	126,406
Institutional shares	27,430	2,947,787
R6 Shares	1,365	123,797
Distributions reinvested
Ordinary shares	—	16,363
Institutional shares	—	92,752
R6 Shares	—	72,960
Shares redeemed
Ordinary shares	(155,753)	(3,736,066)
Institutional shares	(220,726)	(1,495,524)
R6 Shares	(9,258)	(22,659)
Increase (Decrease) in Shares Outstanding	(259,458)	(1,874,184)

*Includes contributions to capital from investment managers/brokers for: Institutional $29

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Six Months Ended September 30, 2025*	Years Ended March 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.27	$27.46	$22.87	$26.02	$27.43	$15.45
Income from Investment Operations:
Net investment income (loss)(a)(c)	0.08	0.25	0.24	0.20	0.17	0.14
Net realized and unrealized gain / (loss) on securities	2.15	(0.56)	4.57	(1.05)	0.63	12.00
Total from Investment Operations	2.23	(0.31)	4.81	(0.85)	0.80	12.14
Less Distributions:
Dividends from net investment income	—	(0.10)	(0.22)	(0.10)	(0.15)	(0.16)
Distributions from realized capital gains	—	(0.78)	—	(2.20)	(2.06)	—
Total Distributions	—	(0.88)	(0.22)	(2.30)	(2.21)	(0.16)
Net Asset Value, End of Period	$28.50	$26.27	$27.46	$22.87	$26.02	$27.43
Total Return	8.49%	(1.33)%	21.12%	(3.39)%	2.89%	78.75%
Net Assets, End of Period (000’s)	$23,609	$22,255	$73,718	$67,389	$75,159	$86,880
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.33%	1.33%	1.36%	1.35%	1.33%	1.37%
Net	1.33%	1.33%	1.36%	1.35%	1.33%	1.37%
Ratio of net investment income (loss) to average net assets(c)	0.61%	0.90%	1.00%	0.85%	0.61%	0.66%
Portfolio Turnover	19%	49%	12%	30%	23%	33%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Six Months Ended September 30, 2025*	Years Ended March 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$33.22	$34.63	$28.77	$32.10	$33.32	$18.73
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.17	0.41	0.42	0.36	0.32	0.26
Net realized and unrealized gain / (loss) on securities	2.72	(0.66)	5.75	(1.30)	0.78	14.57
Total from Investment Operations	2.89	(0.25)	6.17	(0.94)	1.10	14.83
Less Distributions:
Dividends from net investment income	—	(0.38)	(0.31)	(0.19)	(0.26)	(0.24)
Distributions from realized capital gains	—	(0.78)	—	(2.20)	(2.06)	—
Total Distributions	—	(1.16)	(0.31)	(2.39)	(2.32)	(0.24)
Net Asset Value, End of Period	$36.11	$33.22	$34.63	$28.77	$32.10	$33.32
Total Return	8.70%	(0.94)%	21.53%	(3.02)%	3.27%	79.43%
Net Assets, End of Period (000’s)	$64,315	$60,685	$14,414	$10,790	$9,055	$8,792
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.08%	1.11%	1.12%	1.10%	1.08%	1.12%
Net	0.96%	0.97%	1.00%	0.98%	0.96%	1.00%
Ratio of net investment income (loss) to average net assets(b)(c)	0.98%	1.17%	1.40%	1.21%	0.97%	1.04%
Portfolio Turnover	19%	49%	12%	30%	23%	33%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Six Months Ended September 30, 2025*	Commencement of Operations to the Five Months Ended March 31, 2025(1)

Net Asset Value, Beginning of Period	$8.63	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.05	0.04
Net realized and unrealized gain / (loss) on securities	0.70	(0.25)
Total from Investment Operations	0.75	(0.21)
Less Distributions:
Dividends from net investment income	—	(0.38)
Distributions from realized capital gains	—	(0.78)
Total Distributions	—	(1.16)
Net Asset Value, End of Period	$9.38	$8.63
Total Return	8.69%	(2.80	)%(2)
Net Assets, End of Period (000’s)	$5,585	$5,216
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	0.93%	0.98	%(3)
Net	0.93%	0.95	%(3)
Ratio of net investment income (loss) to average net assets(b)(c)	1.00%	1.11	%(3)
Portfolio Turnover	19%	49%

*Unaudited

(1)Commenced operations November 1, 2024

(2)Not Annualized

(3)Annualized

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)Ratios of expenses to average net assets:

-Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Does not include expenses of the investment companies in which the Fund invests,

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Six Months Ended September 30, 2025*	Years Ended March 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.28	$22.83	$18.19	$21.11	$21.14	$15.06
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.05	0.08	0.08	0.08	0.06	0.10
Net realized and unrealized gain / (loss) on securities	2.66	1.33	5.46	(0.57)	2.35	7.55
Total from Investment Operations	2.71	1.41	5.54	(0.49)	2.41	7.65
Less Distributions:
Dividends from net investment income	—	(0.04)	(0.07)	(0.08)	(0.05)	(0.10)
Distributions from realized capital gains	—	(1.92)	(0.83)	(2.35)	(2.39)	(1.47)
Total Distributions	—	(1.96)	(0.90)	(2.43)	(2.44)	(1.57)
Net Asset Value, End of Period	$24.99	$22.28	$22.83	$18.19	$21.11	$21.14
Total Return	12.16%	5.88%	31.08%	(1.78)%	10.66%	51.83%
Net Assets, End of Period (000’s)	$106,065	$105,916	$182,282	$118,065	$130,244	$137,485
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.51%	1.52%	1.52%	1.51%	1.50%	1.52%
Net	1.11%	1.11%	1.14%	1.19%	1.16%	1.22%
Ratio of net investment income (loss) to average net assets(b)(c)	0.45%	0.33%	0.40%	0.44%	0.24%	0.53%
Portfolio Turnover	25%	30%	23%	34%	31%	41%

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Six Months Ended September 30, 2025*	Years Ended March 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$25.68	$26.07	$20.64	$23.59	$23.39	$16.53
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.11	0.19	0.18	0.17	0.16	0.20
Net realized and unrealized gain / (loss) on securities	3.06	1.52	6.22	(0.62)	2.60	8.30
Total from Investment Operations	3.17	1.71	6.40	(0.45)	2.76	8.50
Less Distributions:
Dividends from net investment income	—	(0.18)	(0.14)	(0.15)	(0.17)	(0.17)
Distributions from realized capital gains	—	(1.92)	(0.83)	(2.35)	(2.39)	(1.47)
Total Distributions	—	(2.10)	(0.97)	(2.50)	(2.56)	(1.64)
Net Asset Value, End of Period	$28.85	$25.68	$26.07	$20.64	$23.59	$23.39
Total Return	12.34%	6.30%	31.58%	(1.38)%	11.09%	52.42%
Net Assets, End of Period (000’s)	$217,373	$202,783	$141,115	$69,199	$64,418	$46,891
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.26%	1.27%	1.27%	1.26%	1.25%	1.27%
Net	0.74%	0.74%	0.77%	0.79%	0.78%	0.80%
Ratio of net investment income (loss) to average net assets(b)(c)	0.82%	0.69%	0.77%	0.84%	0.62%	0.92%
Portfolio Turnover	25%	30%	23%	34%	31%	41%

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Six Months Ended September 30, 2025*	Commencement of Operations to the Five Months Ended March 31, 2025(1)
Net Asset Value, Beginning of Period	$7.89	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.04	0.03
Net realized and unrealized gain / (loss) on securities	0.94	(0.03)
Total from Investment Operations	0.98	(0.00)
Less Distributions:
Dividends from net investment income	—	(0.19)
Distributions from realized capital gains	—	(1.92)
Total Distributions	—	(2.11)
Net Asset Value, End of Period	$8.87	$7.89
Total Return	12.42%	(0.70	)%(2)
Net Assets, End of Period (000’s)	$9,820	$8,827
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.11%	1.13	%(3)
Net	0.63%	0.64	%(3)
Ratio of net investment income (loss) to average net assets(b)(c)	0.92%	0.91	%(3)
Portfolio Turnover	25%	30%

*Unaudited

(1)Commenced operations November 1, 2024

(2)Not Annualized

(3)Annualized

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)Ratios of expenses to average net assets:

-Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Six Months Ended September 30, 2025*	Years Ended March 31,			Seven Months Ended March 31, 2022(1)		Years Ended August 31,**
		2025	2024	2023			2021	2020
Net Asset Value, Beginning of Period	$12.04	$12.72	$13.87	$16.13	$20.12		$12.63	$10.05
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	(0.01)	(0.01)	(0.04)	(0.07)	(0.09)		(0.06)	(0.06)
Net realized and unrealized gain / (loss) on securities	4.01	(0.67)	(1.11)	(2.19)	(2.69)		7.83	2.64
Total from Investment Operations	4.00	(0.68)	(1.15)	(2.26)	(2.78)		7.77	2.58
Less Distributions:
Dividends from net investment income	—	—	—	—	—		—	—
Distributions from realized capital gains	—	—	—	0.00 (2)	(1.21)		(0.28)	—
Total Distributions	—	—	—	0.00 (2)	(1.21)		(0.28)	—
Net Asset Value, End of Period	$16.04	$12.04	$12.72	$13.87	$16.13		$20.12	$12.63
Total Return	33.22%	(5.35)%	(8.29)%	(14.01)%	(14.67	)%(4)	61.95%	25.67%
Net Assets, End of Period (000’s)	$579	$475	$10,904	$10,615	$9,601		$263	$44
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.65%	1.55%	1.51%	1.58%	2.11	%(3)	1.55%	2.66%
Net	1.23%	1.24%	1.24%	1.23%	1.24	%(3)	1.24%	1.24%
Ratio of net investment income (loss) to average net assets(b)(c)	(0.14)%	(0.10)%	(0.31)%	(0.47)%	(0.99	)%(3)	(0.80)%	(0.63)%
Portfolio Turnover	22%	60%	47%	31%	9%		41%	37%

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Six Months Ended September 30, 2025*	Years Ended March 31,			Seven Months Ended March 31, 2022(1)		Years Ended August 31,**
		2025	2024	2023			2021	2020
Net Asset Value, Beginning of Period	$12.29	$12.94	$14.07	$16.32	$20.32		$12.72	$10.10
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.01	0.01	(0.01)	(0.03)	(0.08)		(0.07)	(0.03)
Net realized and unrealized gain / (loss) on securities	4.08	(0.66)	(1.12)	(2.22)	(2.71)		7.95	2.65
Total from Investment Operations	4.09	(0.65)	(1.13)	(2.25)	(2.79)		7.88	2.62
Less Distributions:
Dividends from net investment income	—	—	—	—	—		—	—
Distributions from realized capital gains	—	—	—	0.00 (2)	(1.21)		(0.28)	—
Total Distributions	—	—	—	0.00 (2)	(1.21)		(0.28)	—
Net Asset Value, End of Period	$16.38	$12.29	$12.94	$14.07	$16.32		$20.32	$12.72
Total Return	33.28%	(5.02)%	(8.03)%	(13.78)%	(14.57	)%(4)	62.39%	25.94%
Net Assets, End of Period (000’s)	$23,691	$32,509	$31,623	$60,435	$66,215		$66,561	$22,494
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.38%	1.29%	1.25%	1.33%	2.30	%(3)	1.30%	2.41%
Net	0.99%	0.99%	0.99%	0.98%	0.99	%(3)	0.99%	0.99%
Ratio of net investment income (loss) to average net assets(b)(c)	0.12%	0.06%	(0.06)%	(0.22)%	(0.77	)%(3)	(0.55)%	(0.37)%
Portfolio Turnover	22%	60%	47%	31%	9%		41%	37%

The accompanying notes are an integral part of these financial statements.

PEAR TREE ESSEX ENVIRONMENTAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Six Months Ended September 30, 2025*	Years Ended March 31,			Commencement of Operations to the Seven Months Ended March 31, 2022(1)
		2025	2024	2023
Net Asset Value, Beginning of Period	$5.62	$5.92	$6.43	$7.46	$10.00
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.01	0.01	—	(0.01)	(0.03)
Net realized and unrealized gain / (loss) on securities	1.87	(0.31)	(0.51)	(1.02)	(1.30)
Total from Investment Operations	1.88	(0.30)	(0.51)	(1.03)	(1.33)
Less Distributions:
Dividends from net investment income	—	—	—	—	—
Distributions from realized capital gains	—	—	—	0.00 (2)	(1.21)
Total Distributions	—	—	—	0.00 (2)	(1.21)
Net Asset Value, End of Period	$7.50	$5.62	$5.92	$6.43	$7.46
Total Return	33.45%	(5.07)%	(7.93)%	(13.80)%	(15.00	)%(4)
Net Assets, End of Period (000’s)	$3,469	$2,901	$2,934	$1,774	$1,293
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.25%	1.14%	1.12%	1.18%	2.08	%(3)
Net	0.94%	0.94%	0.95%	0.93%	0.95	%(3)
Ratio of net investment income (loss) to average net assets(b)(c)	0.15%	0.13%	(0.00)%	(0.17)%	(0.71	)(3)
Portfolio Turnover	22%	60%	47%	31%	9%

*Unaudited

(1)Commenced operations September 1, 2021

(2)Rounds to less than $0.005 per share

(3)Annualized

(4)Not Annualized

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)Ratios of expenses to average net assets:

-Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Does not include expenses of the investment companies in which the Fund invests,

**Figures presented are for Essex Environmental Opportunities Fund, which was merged into Environmental Opportunities

Fund on August 31, 2021. At the time of the transaction, Environmental Opportunities Fund was a new series of the Trust without any assets or liabilities.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Six Months Ended September 30, 2025*		Years Ended March 31,
			2025	2024	2023		2022		2021
Net Asset Value, Beginning of Period	$23.71		$23.86	$21.21	$22.68		$24.33		$14.83
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.38		0.48	0.45	0.40		0.35		0.23
Net realized and unrealized gain / (loss) on securities	3.82		(0.19)	2.64	(1.57)		(1.76)		9.62
Total from Investment Operations	4.20		0.29	3.09	(1.17)		(1.41)		9.85
Less Distributions:
Dividends from net investment income	—		(0.44)	(0.44)	(0.30)		(0.24)		(0.35)
Distributions from realized capital gains	—		—	—	—		—		—
Total Distributions	—		(0.44)	(0.44)	(0.30)		(0.24)		(0.35)
Net Asset Value, End of Period	$27.91		$23.71	$23.86	$21.21		$22.68		$24.33
Total Return	17.71%		1.27%	14.66%	(5.10)%		(5.84)%		66.76%
Net Assets, End of Period (000’s)	$247,432		$230,188	$328,464	$353,812		$424,110		$524,972
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.60%		1.51%	1.51%	1.52%		1.50%		1.50%
Net	1.50	%(g)	1.41%	1.41%	1.42	%(f)	1.40	%(e)	1.40%
Ratio of net investment income (loss) to average net assets(b)(c)	3.50%		1.99%	2.07%	2.00%		1.45%		1.18%
Portfolio Turnover	16%		18%	21%	15%		19%		23%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Six Months Ended September 30, 2025*		Years Ended March 31,
			2025	2024	2023		2022		2021
Net Asset Value, Beginning of Period	$23.58		$23.76	$21.12	$22.59		$24.25		$14.78
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.45		0.55	0.53	0.48		0.44		0.31
Net realized and unrealized gain / (loss) on securities	3.77		(0.18)	2.63	(1.57)		(1.76)		9.60
Total from Investment Operations	4.22		0.37	3.16	(1.09)		(1.32)		9.91
Less Distributions:
Dividends from net investment income	—		(0.55)	(0.52)	(0.38)		(0.34)		(0.44)
Distributions from realized capital gains	—		—	—	—		—		—
Total Distributions	—		(0.55)	(0.52)	(0.38)		(0.34)		(0.44)
Net Asset Value, End of Period	$27.80		$23.58	$23.76	$21.12		$22.59		$24.25
Total Return	17.90%		1.64%	15.12%	(4.74)%		(5.51)%		67.42%
Net Assets, End of Period (000’s)	$966,397		$1,628,534	$2,312,374	$2,338,037		$3,199,601		$2,962,171
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.33%		1.26%	1.26%	1.27%		1.26%		1.25%
Net	1.11	%(g)	1.04%	1.04%	1.05	%(f)	1.04	%(e)	1.03%
Ratio of net investment income (loss) to average net assets(b)(c)	3.50%		2.30%	2.42%	2.41%		1.84%		1.56%
Portfolio Turnover	16%		18%	21%	15%		19%		23%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Six Months Ended September 30, 2025*		Years Ended March 31,
			2025	2024	2023		2022		2021
Net Asset Value, Beginning of Period	$11.14		$11.52	$10.49	$11.42		$12.43		$7.72
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.21		0.28	0.27	0.25		0.24		0.17
Net realized and unrealized gain / (loss) on securities	1.80		(0.10)	1.29	(0.80)		(0.91)		4.98
Total from Investment Operations	2.01		0.18	1.56	(0.55)		(0.67)		5.15
Less Distributions:
Dividends from net investment income	—		(0.56)	(0.53)	(0.38)		(0.34)		(0.44)
Distributions from realized capital gains	—		—	—	—		—		—
Total Distributions	—		(0.56)	(0.53)	(0.38)		(0.34)		(0.44)
Net Asset Value, End of Period	$13.15		$11.14	$11.52	$10.49		$11.42		$12.43
Total Return	18.04%		1.74%	15.17%	(4.58)%		(5.46)%		67.52%
Net Assets, End of Period (000’s)	$441,751		$367,970	$460,078	$484,124		$700,956		$676,695
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.20%		1.11%	1.11%	1.12%		1.10%		1.10%
Net	0.99	%(g)	0.94%	0.94%	0.95	%(f)	0.95	%(e)	0.94%
Ratio of net investment income (loss) to average net assets(b)(c)	3.38%		2.41%	2.51%	2.45%		1.90%		1.66%
Portfolio Turnover	16%		18%	21%	15%		19%		23%

*Unaudited

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)Ratios of expenses to average net assets:

-Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Does not include expenses of the investment companies in which the Fund invests.

(e)Ratio (Net) would have been 1.39% for Ordinary, 1.03% for Institutional and 0.94% for R6 if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

(f)Ratio (Net) would have been 1.41% for Ordinary, 1.04% for Institutional and 0.94% for R6 if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

(g)Ratio (Net) would have been 1.45% for Ordinary, 1.08% for Institutional and 0.94% for R6 if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Six Months Ended September 30, 2025*		Years Ended March 31,
			2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.70		$15.97	$14.21	$15.76	$16.54	$10.07
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.34		0.47	0.31	0.29	0.20	0.12
Net realized and unrealized gain / (loss) on securities	2.89		(0.37)	1.78	(1.26)	(0.63)	6.88
Total from Investment Operations	3.23		0.10	2.09	(0.97)	(0.43)	7.00
Less Distributions:
Dividends from net investment income	—		(0.37)	(0.33)	(0.58)	(0.15)	(0.53)
Distributions from realized capital gains	—		—	—	—	(0.20)	—
Total Distributions	—		(0.37)	(0.33)	(0.58)	(0.35)	(0.53)
Net Asset Value, End of Period	$18.93		$15.70	$15.97	$14.21	$15.76	$16.54
Total Return	20.57%		0.72%	14.81%	(5.95)%	(2.72)%	70.25%
Net Assets, End of Period (000’s)	$51,921		$44,811	$124,102	$129,983	$170,731	$194,665
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.57%		1.52%	1.52%	1.52%	1.51%	1.53%
Net	1.47	%(e)	1.42%	1.42%	1.42%	1.41%	1.43%
Ratio of net investment income (loss) to average net assets(b)(c)	3.76%		2.90%	2.07%	2.09%	1.15%	0.90%
Portfolio Turnover	8%		13%	21%	18%	29%	35%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Six Months Ended September 30, 2025*		Years Ended March 31,
			2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.64		$15.96	$14.21	$15.77	$16.54	$10.07
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.37		0.53	0.36	0.35	0.25	0.17
Net realized and unrealized gain / (loss) on securities	2.88		(0.36)	1.78	(1.28)	(0.61)	6.88
Total from Investment Operations	3.25		0.17	2.14	(0.93)	(0.36)	7.05
Less Distributions:
Dividends from net investment income	—		(0.49)	(0.39)	(0.63)	(0.21)	(0.58)
Distributions from realized capital gains	—		—	—	—	(0.20)	—
Total Distributions	—		(0.49)	(0.39)	(0.63)	(0.41)	(0.58)
Net Asset Value, End of Period	$18.89		$15.64	$15.96	$14.21	$15.77	$16.54
Total Return	20.78%		1.18%	15.20%	(5.65)%	(2.29)%	70.84%
Net Assets, End of Period (000’s)	$551,866		$531,146	$634,476	$609,581	$753,426	$625,221
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.32%		1.27%	1.27%	1.27%	1.26%	1.28%
Net	1.10	%(e)	1.05%	1.05%	1.05%	1.04%	1.06%
Ratio of net investment income (loss) to average net assets(b)(c)	4.16%		3.28%	2.42%	2.50%	1.49%	1.27%
Portfolio Turnover	8%		13%	21%	18%	29%	35%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Six Months Ended September 30, 2025*		Years Ended March 31,
			2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.97		$11.34	$10.21	$11.53	$12.20	$7.53
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.23		0.38	0.27	0.25	0.17	0.13
Net realized and unrealized gain / (loss) on securities	2.04		(0.26)	1.25	(0.93)	(0.43)	5.12
Total from Investment Operations	2.27		0.12	1.52	(0.68)	(0.26)	5.25
Less Distributions:
Dividends from net investment income	—		(0.49)	(0.39)	(0.64)	(0.21)	(0.58)
Distributions from realized capital gains	—		—	—	—	(0.20)	—
Total Distributions	—		(0.49)	(0.39)	(0.64)	(0.41)	(0.58)
Net Asset Value, End of Period	$13.24		$10.97	$11.34	$10.21	$11.53	$12.20
Total Return	20.69%		1.27%	15.13%	(5.59)%	(2.23)%	70.90%
Net Assets, End of Period (000’s)	$113,501		$200,324	$264,566	$261,031	$259,496	$129,822
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.17%		1.12%	1.12%	1.12%	1.12%	1.13%
Net	1.07	%(e)	1.02%	1.02%	1.02%	1.02%	1.03%
Ratio of net investment income (loss) to average net assets (b)(c)	4.06%		3.30%	2.52%	2.53%	1.35%	1.32%
Portfolio Turnover	8%		13%	21%	18%	29%	35%

*Unaudited

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests,

(d)Ratios of expenses to average net assets:

-Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Does not include expenses of the investment companies in which the Fund invests.

(e)Ratio (Net) would have been 1.44% for Ordinary, 1.07% for Institutional and 1.03% for R6 if the Trust did not engage a third-party to assist in reclaiming EU tax overpayments made by the fund.

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	Six Months Ended September 30, 2025*	Years Ended March 31,
		2025	2024		2023	2022	2021
Net Asset Value, Beginning of Period	$11.75	$11.98	$11.68		$12.69	$13.95	$7.98
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.16	0.29	0.11		0.17	0.10	0.01
Net realized and unrealized gain / (loss) on securities	1.71	(0.32)	0.31		(1.03)	0.23	6.05
Total from Investment Operations	1.87	(0.03)	0.42		(0.86)	0.33	6.06
Less Distributions:
Dividends from net investment income	—	(0.20)	(0.12)		(0.15)	(0.16)	—
Distributions from realized capital gains	—	—	—		—	(1.43)	(0.09)
Total Distributions	—	(0.20)	(0.12)		(0.15)	(1.59)	(0.09)
Net Asset Value, End of Period	$13.62	$11.75	$11.98		$11.68	$12.69	$13.95
Total Return	15.91%	(0.20)%	3.70%		(6.69)%	1.90%	76.07%
Net Assets, End of Period (000’s)	$12,172	$11,180	$54,438		$95	$131	$86
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.49%	1.51%	1.81%		1.60%	1.63%	1.62%
Net	1.39%	1.41%	1.71	%(e)	1.60%	1.63%	1.62%
Ratio of net investment income (loss) to average net assets(b)(c)	2.51%	2.39%	0.90%		1.56%	0.72%	0.12%
Portfolio Turnover	10%	31%	38%		57%	51%	55%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	Institutional Shares
	Six Months Ended September 30, 2025*	Years Ended March 31,
		2025	2024		2023	2022	2021
Net Asset Value, Beginning of Period	$11.80	$12.13	$11.81		$12.83	$14.06	$8.02
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.19	0.34	0.20		0.22	0.18	0.06
Net realized and unrealized gain / (loss) on securities	1.72	(0.29)	0.28		(1.04)	0.21	6.07
Total from Investment Operations	1.91	0.05	0.48		(0.82)	0.39	6.13
Less Distributions:
Dividends from net investment income	—	(0.38)	(0.16)		(0.20)	(0.19)	—
Distributions from realized capital gains	—	—	—		—	(1.43)	(0.09)
Total Distributions	—	(0.38)	(0.16)		(0.20)	(1.62)	(0.09)
Net Asset Value, End of Period	$13.71	$11.80	$12.13		$11.81	$12.83	$14.06
Total Return	16.19%	0.43%	4.24%		(6.32)%	2.37%	76.56%
Net Assets, End of Period (000’s)	$26,248	$24,879	$6,843		$3,438	$3,682	$12,314
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.24%	1.30%	1.57%		1.38%	1.34%	1.37%
Net	0.98%	0.87%	1.30	%(e)	1.26%	1.22%	1.25%
Ratio of net investment income (loss) to average net assets(b)(c)	2.91%	2.83%	1.62%		1.94%	1.21%	0.49%
Portfolio Turnover	10%	31%	38%		57%	51%	55%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)

	R6 Shares
	Six Months Ended September 30, 2025*	Years Ended March 31,
		2025	2024		2023	2022	2021
Net Asset Value, Beginning of Period	$11.79	$12.14	$11.80		$12.82	$14.07	$8.02
Income from Investment Operations:
Net investment income (loss)(a)(b)(c)	0.19	0.33	0.22		0.22	0.15	0.06
Net realized and unrealized gain / (loss) on securities	1.73	(0.30)	0.28		(1.04)	0.23	6.08
Total from Investment Operations	1.92	0.03	0.50		(0.82)	0.38	6.14
Less Distributions:
Dividends from net investment income	—	(0.38)	(0.16)		(0.20)	(0.20)	—
Distributions from realized capital gains	—	—	—		—	(1.43)	(0.09)
Total Distributions	—	(0.38)	(0.16)		(0.20)	(1.63)	(0.09)
Net Asset Value, End of Period	$13.71	$11.79	$12.14		$11.80	$12.82	$14.07
Total Return	16.28%	0.27%	4.45%		(6.30)%	2.25%	76.69%
Net Assets, End of Period (000’s)	$31,548	$27,239	$25,920		$24,524	$22,121	$11,490
Ratios and Supplemental Data:
Ratios of expenses to average net assets:(d)
Gross	1.09%	1.13%	1.44%		1.23%	1.29%	1.22%
Net	0.95%	0.97%	1.23	%(e)	1.23%	1.29%	1.22%
Ratio of net investment income (loss) to average net assets(b)(c)	2.93%	2.75%	1.88%		1.99%	1.11%	0.51%
Portfolio Turnover	10%	31%	38%		57%	51%	55%

*Unaudited

(a)Per share numbers have been calculated using the average shares method.

(b)Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes. The ratio does not include net investment income of the investment companies in which the Fund invests.

(d)Ratios of expenses to average net assets:

-Gross (total expenses before fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Net (total expenses net of fee waivers, reimbursements and reductions by the investment advisor, and custody earnings credits, if any).

-Does not include expenses of the investment companies in which the Fund invests.

(e)Ratio (net) would have been 1.57% for Ordinary, 1.16% for Institutional and 1.09% for R6 if the Fund did not incur Proxy Expenses in connection with the Reorganization of Pear Tree Axiom Emerging Markets World Equity Fund.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2025 (Unaudited)

1. Organization of the Trust

Pear Tree Funds, (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has six separate series (each a “Fund” and collectively the “Funds”), offering shares of beneficial interest, each Fund having its own investment objective and principal strategy.

The following Funds and their corresponding investment objectives are:

Pear Tree Polaris Small Cap Fund (“Small Cap”), which seeks maximum long-term capital appreciation.

Pear Tree Quality Fund (“Quality”), which seeks long-term growth of capital.

Pear Tree Essex Environmental Opportunities Fund (“Environmental Opportunities”), which seeks long-term growth of capital.

Pear Tree Polaris Foreign Value Fund (“Foreign Value”), which seeks long-term growth of capital and income.

Pear Tree Polaris Foreign Value Small Cap Fund (“Foreign Value Small Cap”), which seeks long-term growth of capital and income.

Pear Tree Polaris International Opportunities Fund (“International Opportunities”), which seeks long-term capital appreciation.

Each of the Funds is a “diversified company,” within the meaning of the 1940 Act, other than Quality, which is a “non-diversified company.”

As the Trust is an investment company, each Fund accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

The Trustees of the Trust (the “Trustees”) have authorized each Fund to issue three classes of shares, designated as Ordinary Shares, Institutional Shares and R6 Shares. The three classes differ principally in their respective expense structures and minimum investment requirements. Each class of shares of a Fund represents an interest in the same portfolio of investments of that Fund and has equal rights to voting (except as noted in the following sentence), redemptions, dividends and liquidations. Ordinary Shares bear distribution (Rule 12b-1) fees and have exclusive voting rights with respect to the distribution plan that has been adopted by Ordinary Share shareholders pursuant to Rule 12b-1. There is no 12b-1 distribution plan applicable to Institutional Shares or R6 shares of any Fund.

At times, a Fund’s investments may include investments in industries or industry sectors that are interrelated or have common risks, compounding the Fund’s susceptibility to any economic, political, or regulatory developments or other risks affecting those industries and sectors. To the extent that a Fund is permitted to invest in foreign markets, especially emerging markets or countries with limited or developing markets, such investments may subject the Fund to a greater degree of risk than similar investments in the U.S. market or another developed market. Risks associated with these foreign and developing markets include political, social or economic factors and may affect the price of a Fund’s investments and income generated by these investments, as well as a Fund’s ability to repatriate such amounts. Information regarding each Fund’s principal investment risks is contained in the Funds’ prospectus. Please refer to the Funds’ prospectus when considering a Fund’s investment risks.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.

Operating Segments

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as the Portfolios’ CODM. The Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers. The financial information in the form of the Funds’ schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Security Valuation

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Trustees, which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the exchange rate at the time of valuation. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when Fund shareholders are not able to buy or sell Fund shares. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

·Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

·Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability,and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input (with Level 1 being the highest level input and Level 3 being the lowest level input) that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

Valuation Inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2025:

	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at September 30, 2025
	Level 1	Level 2	Level 3	Total
Small Cap
Common Stock*	$82,782,287	$—	$—	$82,782,287
Real Estate Investment Trusts	7,837,556	—	—	7,837,556
Short Term Investments	2,975,489	—	—	2,975,489
Total	93,595,332	—	—	93,595,332

Quality
Common Stock*	$266,572,041	$—	$—	$266,572,041
Depository Receipts	63,797,303	—	—	63,797,303
Short Term Investments	2,814,462	—	—	2,814,462
Total	333,183,806	—	—	333,183,806

Environmental Opportunities
Common Stock*	$25,779,330	$—	$—	$25,779,330
Depository Receipts	199,768	—	—	199,768
Short Term Investments	1,691,389	—	—	1,691,389
Total	27,670,487	—	—	27,670,487

Foreign Value
Common Stock*	$1,532,912,987	$—	$4,986	$1,532,917,973
Depository Receipts	39,201,440	—	—	39,201,440
Short Term Investments	834,544	—	—	834,544
Total	1,572,948,971	—	4,986	1,572,953,957

Foreign Value Small Cap
Common Stock*	$640,205,366	$52,835,754	$—	$693,041,120
Short Term Investments	18,283,788	—	—	18,283,788
Total	658,489,154	52,835,754	—	711,324,908

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at September 30, 2025
	Level 1	Level 2	Level 3	Total
International Opportunities
Common Stock*	$66,008,436	$1,955,036	$—	$67,963,472
Short Term Investments	1,791,475	—	—	1,791,475
Total	$67,799,911	$1,955,036	$—	$69,754,947

At September 30, 2025 there was one Level 3 security held by Foreign Value. No Level 3 securities were held in Small Cap, Quality, Environmental Opportunities, Foreign Value Small Cap or International Opportunities. The following is a reconciliation of the Level 3 assets for which unobservable inputs were used to determine fair value for Foreign Value at September 30, 2025

Foreign Value Common Stock
Balances as of 03/31/2025	$4,854
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	132
Purchases	—
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	—
Balances as of 09/30/2025	$4,986

*Refer to Schedule of Investments for breakout by industry and/or country.

*Transfers between Levels are recognized at the end of the reporting period.

*At September 30, 2025 Foreign Value transferred $52,240,827 out of Level 2 into Level 1. Foreign Value Small Cap Fund transferred $12,434,206 out of Level 2 into Level 1. International Opportunities transferred $4,984,143 out of Level 2 into Level 1.

All transfers from Level 2 to Level 1 were exchange pricing as a result of the recommencement of market trading on foreign exchanges. Small Cap, Quality and Environmental Funds had no transfers.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

*For each of Small Cap, Quality, Environmental Opportunities and Foreign Value Funds, no common stock was labeled as Level 2 as of September 30, 2025. For Foreign Value Small Cap and International Opportunities, the aggregate market values of common stock labeled as Level 2 consists of the market value of the common stock labeled as Level 2 in the following industries:

	Foreign Value Small Cap	International Opportunities
Banks	$41,321,975	$860,330
Consumer Finance	11,513,779	—
Diversified Financial Services	—	1,094,706
	$52,835,754	$1,955,036

*Market Value of common stock labeled as Level 3 in Foreign Value consists of the market value of common stock labeled as Level 3 in the following industries:

Foreign Value
Metals & Mining	$4,986
$4,986

No other Fund held common stock labeled as Level 3 as of September 30, 2025.

*The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30,2025;

Common Stock	Fair Value September 30, 2025	Valuation Methodologies	Unobservable Input(1)	Range	Impact to Valuation from a Decrease in Input(2)
Foreign Value	$4,986	Market Comparable	Comparability	100%	Decrease

1.In determining certain of these inputs, the Valuation Committee evaluates a variety of factors, including economic conditions, industry and market developments, and company specific developments.

2.This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as, among other things, this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss with respect to these arrangements to be minimal.

Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financials were issued. There were no events or transactions that occurred during the period that materially impacted the accounts or disclosures in the Funds’ financial statements.

Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (i.e., the date the order to buy or sell is executed, which may or may not be the settlement date). Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Distributions received on securities that represent a return of capital or a capital gain are recorded as reductions of cost of investments and/or as realized gains. Each Fund estimates the components of distributions that may be considered nontaxable distributions or capital gain distributions for tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund’s investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.

Reverse Repurchase Agreements

When a Fund participates in a reverse repurchase transaction, the Funds’ custodian takes possession through the federal book-entry system of those securities of the counterparty collateralizing the counterparty’s obligation under the reverse repurchase transaction. Collateral is marked-to-market daily to confirm that the market value of the collateral remains sufficient to cover the counterparty’s obligation to the participating Fund. The Funds may experience costs and delays in liquidating the collateral if the counterparty or the issuer of the collateral defaults or enters into bankruptcy. At September 30,2025, there were no outstanding Reverse Repurchase Agreements.

Counterparty Credit Risk

Some transactions in which a Fund may engage involve instruments that are not traded on an exchange. Rather, these instruments are traded between counterparties based on contractual relationships. As a result, a Fund is subject to the risk that the counterparty will not perform obligations under the related contract. Although each Fund expects to enter into transactions only with counterparties believed by the Fund’s investment manager or sub-adviser to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

Foreign Currency Transactions

All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the time of valuation. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities but are included with the net realized and unrealized gain or loss on investments.

Forward Foreign Currency Contracts

Certain Funds may enter into forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values. At September 30, 2025 there were no outstanding Forward Foreign Currency Contracts.

Spot Foreign Currency Contracts

Certain Funds may engage in spot foreign currency contracts. A spot foreign currency contract is an obligation to buy or sell with one currency a specified amount of another currency at the prevailing exchange rate for immediate settlement on the spot date, which is generally T + 2. Although, these transactions are instantaneous and may mitigate unwanted foreign exchange exposure, they are subject to movements in the spot exchange rate (i.e., the prevailing exchange rate at the time of the transaction), which can be unpredictable.

At September 30, 2025, there were no outstanding Spot Foreign Currency Contracts.

Securities Lending

During the period covered by this report, no Fund lent any of its securities and the Funds currently are not participating in a securities lending program.

Allocations of Trust Expenses

Trust expenses attributable to a specific Fund are allocated in their entirety to that Fund. Trust expenses that are not attributed to a specific Fund are allocated among all Funds in proportion to the respective net assets of the Funds.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

A Fund’s expenses allocable to a specific class of shares of that Fund, such as distribution (12b-1) fees and certain transfer agent and fund administration fees, are allocated to that class. Fund expenses that are not attributable to a specific class, which includes management fees and custody expenses, are allocated to all classes in proportion to the respective net assets of the Fund’s classes. (See Note 3.)

Income and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentages of adjusted net assets at the beginning of the day.

Distributions to Shareholders

Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by each Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, with the exception of certain fee waivers and expense Reimbursement Agreements, as well as certain class-specific expenses. Ordinary Shares incur distribution (12b-1) fees while Institutional Shares and R6 Shares do not. Distributions from net investment income for each Fund, if any, are declared and paid annually. Distributions from net realized gains for each Fund, if any, are generally declared and paid annually.

3. Management Fees, Advisory Fees and Other Affiliate Transactions

Management Fees

The Trust has entered into a management agreement (the “Management Agreement”) with Pear Tree Advisors, Inc. (the “Manager”) with respect to each Fund. Compensation of the Manager, for management and administration of the Funds, including selection and monitoring of investment sub-advisers, is paid monthly based on the average daily net asset value of each Fund for the month. The annual stated contractual rate of such fees is 1.00 percent of the average daily total net assets of each of the Funds except for Small Cap, for which there is an annual rate of 0.80 percent of the average daily total net assets and Environmental Opportunities and International Opportunities, for which there is an annual rate of 0.90 percent of the average daily total net assets.

Since March 31,2017 and most recently extended to July 31, 2026, the Manager has agreed, with respect to Foreign Value and Foreign Value Small Cap, to waive a portion of its management fees that it would otherwise receive under the Management Agreement such that the actual aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of each such Fund would be calculated using an annual rate of 0.90 percent of that Fund’s Net Assets, as such term is defined in the Management Agreement. On and before July 31, 2026 each waiver arrangement only may be terminated by the Trustees in their sole discretion.

Since December 1, 2013, and most recently extended to July 31, 2026, the Manager has agreed to waive a portion of its management fee relating to Quality Fund such that the aggregate management fee to be received by the Manager during the waiver period would be determined using (a) an annual rate of 0.75 percent of Quality Fund’s average daily net assets if the Quality Fund’s average daily net assets are up to and including $125 million, and (b) thereafter, an annual rate of 0.50 percent of Quality Fund’s average daily net assets for amounts in excess of $125 million. On or before July 31, 2026, this arrangement only may be terminated by the Trustees in their sole discretion.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

Since August 1, 2023 and most recently extended to July 31, 2026, the Manager has contractually agreed to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to International Opportunities such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of International Opportunities would be calculated using an annual rate of 0.80 percent of International Opportunities’ net assets. This fee waiver only may be terminated by the Trustees in their sole discretion.

In addition, under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap Fund to the extent that the total expenses of Small Cap Fund individually exceed 2 percent of average net assets for any fiscal year. Small Cap Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.

For the six months ended September 30, 2025, aggregate management fees inclusive of fee waivers and reimbursements, from all Funds were $13,193,032, as disclosed on the Statement of Operations.

Since November 15, 2019, and most recently extended to July 31, 2026, the Manager has agreed to reimburse the Foreign Value Fund R6 Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.94%. Reimbursed expenses do not include amounts paid to a third party to assist in reclaiming EU tax overpayments made by the Fund. On and before July 31,2026 this arrangement only may be terminated by the Trustees in their sole discretion.

Since August 1, 2023 through July 31, 2025, the Manager had contractually agreed to reimburse International Opportunities with respect to Institutional Shares for a portion of International Opportunities’ expenses attributable to Institutional Shares in an amount equal to 0.10 percent per annum, provided that the amount of such reimbursement for such year shall not exceed the amount of the portion of International Opportunities’ adjusted “Annual Fund Operating Expenses” attributable to Institutional Shares for that year, Adjusted “Annual Fund Operating Expenses” for a year means all International Opportunities operating expenses for the year, other than management fees, distribution and services fees, AFFE and extraordinary expenses. This agreement terminated on July 31, 2025, and reimbursements terminated for all periods after that date.

Since November 1, 2024 and most recently extended through July 31, 2026, the Manager has contractually agreed to reimburse such portion of the expenses of International Opportunities Fund attributable to each of Institutional and R6 Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to each of Institutional Shares and R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of International Opportunities Fund’s net assets attributable to Institutional Shares and 0.96 percent of International Opportunities Fund’s net assets attributable to R6 Shares, respectively. On and before July 31, 2026, this arrangement only may be terminated by the Trustees in their sole discretion.

Since June 1, 2020, and most recently extended to July 31, 2026, the Manager has agreed to reimburse the Pear Tree Quality Fund Institutional Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.79%. On and before July 31, 2026, this arrangement only may be terminated by the Trustees in their sole discretion.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

Since September 1, 2021, and most recently extended to July 31, 2026, the Manager has agreed to reimburse the Environmental Opportunities Fund Ordinary Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 1.24%, Institutional Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.99%, and R6 Shares to the extent necessary for the Fund to maintain the total net annual operating expenses for the class to 0.95%. On and before July 31,2026 this arrangement only may be terminated by the Trustees in their sole discretion.

Since November 1, 2024 and most recently extended through July 31, 2026, the Manager has contractually agreed to reimburse such portion of the expenses of Small Cap Fund attributable to each of Institutional Shares and R6 Shares such that the “Total Annual Fund Operating Expenses after Fee Waiver and/ or Expense Reimbursement” with respect to each of Institutional Shares and R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of Small Cap Fund’s net assets attributable to Institutional Shares and 0.96 percent of Small Cap Fund’s net assets attributable to R6 Shares. On and before July 31, 2026, this arrangement only may be terminated by the Trustees in their sole discretion.

Since November 1,2024 and most recently extended through July 31, 2026, the Manager has contractually agreed to reimburse such portion of the expenses of Quality Fund attributable to R6 Shares such that the “Total Annual Fund Operating Expenses after Fee Waiver and/ or Expense Reimbursement” with respect to R6 Shares, other than extraordinary expenses, is not greater than 0.64 percent of Quality Fund’s net assets attributable to R6 Shares. On and before July 31, 2026, this arrangement only may be terminated by the Trustees in their sole discretion.

Neither the Manager nor any Sub-Adviser may recoup any amount of those fees that have been waived or fund expenses that have been reimbursed by the Manager and/or Sub-Adviser.

Sub-Advisory Fees

The Manager has entered into sub-advisory contracts with the following sub-advisers (collectively the “Sub-Advisers”) to provide investment sub-advisory services to the following Funds: Chartwell Investment Partners, LLC (Quality), Essex Investment Management Company, LLC (Environmental Opportunities) and Polaris Capital Management, LLC (Small Cap, Foreign Value, Foreign Value Small Cap and International Opportunities).

For services rendered, the Manager pays to the Sub-Advisers of a Fund a sub-advisory fee based on a percentage of the average daily total net assets of the Fund. The fee for each Fund is determined separately. During the six months ended September 30, 2025, the fees paid by the Manager to the Sub-Advisers of the Funds were as follows:

Small Cap	0.25% of the first $100 million and
0.30% of amounts in excess of $100 million but less than $200 million and
0.325% of amounts in excess of $200 million of average daily total net assets

Quality	A fee equal to the flat annual rate of $90,000

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

Environmental Opportunities	0.38% of the average daily total net assets

Foreign Value	0.35% of the first $35 million and
0.40% of amounts in excess of $35 million but less than $200 million and
0.50% of assets in excess of $200 million of average daily total net assets

Foreign Value Small Cap	0.35% of the first $35 million and
0.40% of amounts in excess of $35 million but less than $200 million and
0.50% of amounts in excess of $200 million of average daily total net assets.

International Opportunities	0.30% of the first $35 million and
0.35% of amounts in excess of $35 million but less than $200 million and
0.45% of amounts in excess of $200 million of average daily total net assets.

As of March 31, 2017 and most recently extended through July 31, 2026, the Sub-Adviser to each of Foreign Value, Foreign Value Small Cap, and International Opportunities has contractually agreed to waive its sub-advisory fees such that the aggregate sub-advisory fee that the Sub-Adviser would receive during the waiver period would be calculated using the following annual rates:

Foreign Value	0.30% of the first $35 million and
0.35% of amounts in excess of $35 million but less than $200 million and
0.45% of amounts in excess of $200 million of average daily total net assets

Foreign Value Small Cap	0.30% of the first $35 million and
0.35% of amounts in excess of $35 million but less than $200 million and
0.45% of amounts in excess of $200 million of average daily total net assets.

International Opportunities	0.25% of the first $35 million and
0.30% of amounts in excess of $35 million but less than $200 million and
0.40% of amounts in excess of $200 million of average daily total net assets.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

This sub-advisory fee waiver only may be terminated upon the termination of the corresponding management fee waiver, and the corresponding management fee waiver only may be terminated by the Trustees in their sole discretion.

Distribution Fees, including Fees under 12b-1 Plans

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which allows each Fund to pay certain distribution and shareholder servicing activities relating to Ordinary Shares from Fund assets. The Funds also have entered into a distribution agreement (the “Distribution Agreement”) with U.S. Boston Capital Corporation (the “Distributor”). For its services under the 12b-1 Plan and the Distribution Agreement, the Distributor receives the distribution (12b-1) fees, that is, 0.25 percent of the average daily net asset value of the Ordinary Shares of the Funds, payable monthly.

Holders of Institutional Shares and R6 Shares pay no portion of the 12b-1 Plan expenses of the Funds applicable to Ordinary Shares, and neither Institutional Shares nor R6 Shares are subject to any other distribution plan adopted pursuant to Rule 12b-1. Holders of Institutional Shares and R6 Shares also are not entitled to vote on matters involving the 12b-1 Plan applicable to Ordinary Shares.

During the six months ended September 30, 2025, the aggregate 12b-1 distribution fees of the Funds were $542,922, as disclosed on the Statement of Operations.

Transfer Agent Fees

Transfer agent functions are provided to the Funds by Pear Tree Institutional Services, a division of the Manager (the “Transfer Agent”), pursuant to a transfer agent agreement (the “Transfer Agent Agreement”). The Transfer Agent Agreement provides that with respect to Ordinary Shares and Institutional Shares, base fees are payable to the Transfer Agent at an annual rate of 0.16 percent of the average daily total net asset value of each such class, and with respect to R6 Shares, base fees payable at an annual rate of 0.01 percent of the average daily total net asset value of R6 Shares. The Transfer Agent also is entitled to reimbursement of out-of-pocket expenses.

The Transfer Agent has contractually agreed to waive such portion of the base fees that it would otherwise receive for serving as the transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of that Fund’s net assets attributable to Institutional Shares, these waivers are effective as follows:

March 31, 2017 through July 31, 2026 for Small Cap, Foreign Value, Foreign Value Small Cap.

June 1, 2017 through July 31, 2026 for Quality.

January 1, 2019 through July 31, 2026 for International Opportunities.

September 1, 2021 through July 31, 2026 for Environmental Opportunities.

Prior to July 31, 2026 these arrangements only may be terminated by the Trustees in their sole discretion.

During the six months ended September 30, 2025, the aggregate amount of transfer agent fees paid by the Funds, inclusive of fee waivers, were $829,193, as disclosed on the Statement of Operations.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

Fund Administration Fees

Pursuant to an Administration Agreement, the Manager provides certain administrative services to the Funds. During the six months ended September 30, 2025, the aggregate amount of fees paid by all Funds pursuant to this agreement was $353,000, as disclosed on the Statement of Operations.

The Trustees have approved reimbursement to the Manager for a percentage of the compensation (including benefits) paid by the Manager to the Trust’s Chief Compliance Officer. For the six months ended September 30, 2025, the Trust reimbursed the Manager a portion of the Chief Compliance Officer’s compensation in the aggregate amount of $152,627.

Custody and Fund Accounting

UMB Fund Services, LLC serves as a fund administrator of each Fund. UMB Bank, n.a., serves as the custodian of each Fund’s assets.

To the knowledge of the Trust, neither UMB Fund Services, LLC nor UMB Bank n.a. is affiliated with the Manager, any Sub-Adviser, or the Distributor. Custody credits generated by interest earned on un-invested cash balances maintained by the Funds are used to offset custodial expenses of the Funds. For the six months ended September 30, 2025, there were no custody credits.

Trustees’ Fees

For the six months ended September 30, 2025, each Trustee who was not an “interested person” of the Trust, each, an “Independent Trustee”, as that term is defined in the 1940 Act, received a fee for serving in that role in the aggregate amount of $27,500, and each of the Chairman of the Audit Committee and the Lead Independent Trustee received additional fees for such period in the aggregate amount of $1,500. All fees paid to the Trustees were allocated among the Funds in proportion to their respective net assets. Compensation for the services of the Trustee who was an interested person of the Trust during that period was paid by the Manager

4. Purchases and Sales

During the six months ended September 30, 2025, purchases of investment securities, other than U.S. Government obligations and short-term investments for Small Cap, Quality, Environmental Opportunities, Foreign Value, Foreign Value Small Cap, and International Opportunities, were $17,098,598, $79,397,916, $6,409,177, $278,653,628, $54,538,474, and $6,544,736, respectively. Sales of such securities for the Funds were $20,571,346, $101,036,495, $23,537,880, $1,135,384,067, $230,089,727, and $9,353,082, respectively.

5. Contingent Liability

For the period April 1, 2023 to July 31, 2023, the Trust maintained a joint fidelity bond with the Funds’ Transfer Agent through ICI Mutual Insurance Company (“ICI Mutual”). The annual premium for that policy was allocated among the Funds and the Transfer Agent. Additionally, the Funds had committed $54,174 in cash (i.e., “reserve premium”) to ICI Mutual, with each Fund’s pro rata portion recorded as an asset. Such reserve premium was held by ICI Mutual. This reserve premium will be refunded by August 1, 2028.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

Beginning August 1, 2023, the Trust has maintained a joint fidelity bond with the Transfer Agent through Hartford Fire Insurance Company. The annual premium for that policy currently is allocated among the Funds and the Transfer Agent.

6. Concentration of Risk

The relatively large investments from time to time of Foreign Value, Foreign Value Small Cap, and International Opportunities in countries with limited or developing capital markets may involve greater risks than investments in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of each Fund’s investments and the income they generate, as well as each Fund’s ability to repatriate such amounts.

7. Federal Income Taxes

It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (“IRC”), applicable to regulated investment companies. Therefore, no Federal income tax provision is required.

The tax components of capital shown in the following table represents losses or deductions the portfolios may be able to offset against income and gains realized in future years.

Certain Funds had capital loss carryovers at March 31, 2025. The accumulated capital losses noted in the table may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.

	March 31, 2025
	Capital Loss Carry Forward due to Merger Subject to Limitation	Capital Loss Short Term No Expiration Short Term	Capital Loss Long Term No Expiration Long Term	Total Capital Loss
Small Cap	$—	$—	$—	$—
Quality	—	—	—	—
Environmental Opportunities	—	(5,286,180)	(9,475,956)	(14,762,136)
Foreign Value	—	(110,832,460)	—	(110,832,460)
Foreign Value Small Cap	—	(22,447,653)	(95,202,441)	(117,650,094)
International Opportunities*	(20,794,022)	(15,937,205)	(1,384,085)	(38,115,312)

*International Opportunities Fund’s acquired losses are subject to an annual IRC section 382 limit of $766,783.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2025 (Unaudited)

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by the tax authorities. Management has analyzed each Fund’s tax positions, and it has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2022-2024, or expected to be taken in the Fund’s 2025 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits with respect to any Fund will change materially in the next twelve months.

PEAR TREE FUNDS

IItem 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

During the period covered by this report, Registrant did not make any change in or have any disagreements with accountants on any accounting or financial disclosure required by Item 304 of Regulation S-K.

Item 9: Proxy Disclosures for Open-End Management Investment Companies

No matter was submitted during the period covered by this report to a vote of Registrant’s shareholders through the solicitation of proxies or otherwise.

Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies

The amounts of renumeration paid to Registrant’s Trustees and Chief Compliance Officer are incorporated by reference as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed as Item 7 herewith. During the reporting period, no compensation was paid by Registrant to the Trustee who was an “interested person” of Registrant, as such term is defined in the 1940 Act, or to any other officer of Registrant for his or her services to Registrant as a trustee or officer; for those services, such persons were compensated by the Manager, the Pear Tree Funds’ distributor, or other sources.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts

At their May 21, 2025 meeting, the Trustees considered the Management Contract and each Advisory Contract with respect to each Fund. In connection with that meeting, the Trustees received and reviewed information provided by the Manager and the Sub-Advisers in response to requests of the Independent Trustees through their independent legal counsel. Throughout their consideration of the Agreements, the Independent Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and the Independent Trustees also met separately in executive session with their independent legal counsel.

Based on the Trustees’ evaluation of the information provided by the Manager and the Sub-Advisers, as well as other information, the Trustees, including all of the Independent Trustees, determined that the overall arrangements with respect to each Fund and the Manager and each Sub-Adviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Manager, its affiliates and the Sub-Advisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including the Independent Trustees, unanimously approved the continuation of the Management Contract and the Advisory Contracts for an additional one-year period, subject to earlier termination as provided for in each Agreement.

In approving the Management Contract and Advisory Contracts with respect to each Fund, the Trustees, including the Independent Trustees, considered those factors discussed below, as well as conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Trustees did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Trustees’ conclusions are based in part on their consideration of the advisory and sub-advisory arrangements in prior years and on the Trustees’ ongoing regular review of Fund performance and operations throughout the year.

PEAR TREE FUNDS

Nature, extent, and quality of services

The Trustees considered the nature, extent and quality of the services provided to each Fund by the Manager and the Fund’s Sub-Adviser. These services included directing each Fund’s investments in accordance with its investment program and the overall management of each Fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services, compliance, maintaining the Funds’ records and registrations, and shareholder communications. The Trustees also reviewed the background and experience of the Manager’s and each Sub-Adviser’s senior management teams and investment personnel involved in the Management of the Funds, as well as the Manager’s compliance record. The Trustees concluded that the information it considered with respect to the nature, extent, and quality of the services provided by the Manager and Sub-Advisers, as well as the other factors considered at the Meeting, supported the Trustees’ approval of the continuation of the Management Contract and the Advisory Contracts.

Investment performance

The Trustees took into account discussions with the Manager and detailed reports that the Trustees regularly receive throughout the year on relative and absolute performance for each Fund. In connection with the Meeting, the Trustees reviewed information provided by the Manager that compared each Fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indices and peer groups of funds with similar investment programs for various periods through December 31, 2024. Additionally, the Trustees reviewed each Fund’s relative performance information as of December 31, 2024, which ranked the returns of each Fund’s Ordinary Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Trustees considered performance information provided throughout the year and in connection with the Management Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding each Fund’s performance. The Trustees also considered relevant factors, such as overall market conditions and trends that could adversely impact a Fund’s performance, the length of each Fund’s performance track record, and how closely each Fund’s strategies align with its benchmarks and peer groups.

The Trustees concluded that the information it considered with respect to each Fund’s performance, as well as the other factors considered at the Meeting, supported the Trustees’ approval of the continuation of the Management Contract and each Advisory Contract.

Fees and Expenses

The Trustees were provided with information regarding industry trends in management fees and expenses. Among other things, the Trustees reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, non-management expenses, and total expenses of the Ordinary Class of each Fund with a broader set of funds within the Broadridge investment classification (Expense Universe). The Trustees considered each Fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from each Fund by the Manager after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions,

PEAR TREE FUNDS

or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Trustees indicated that when compared to a Fund’s Expense Group and Expense Universe, the Funds’ contractual management rates fee were between the third and fifth quintile, actual management fee rates were between the first and fourth quintile, and total expenses ranked between the third and fifth quintile.

The Trustees also considered that the Manager only managed assets of the Funds. As a result, the Trustees acknowledged that they were not in a position to compare Fund management fees with the fees for other investment portfolios with similar mandates and managed by the Manager, such as separately managed accounts for institutional and individual investors, and other types of collective investment products.

On the basis of the information provided and the factors considered, the Trustees concluded that the fees paid by each Fund under the Management Contract are reasonable.

Costs, Benefits, Profits, and Economies of Scale

The Trustees reviewed detailed information regarding the revenues received by the Manager under the Management Contract and other direct and indirect benefits that the Manager and each Sub-Adviser may have realized from their relationship with the Funds. The Trustees received information on the estimated costs incurred and profits realized by the Manager from managing the Pear Tree Funds. The Trustees concluded that the Manager’s profits were reasonable in light of the services provided to the Pear Tree Funds.

The Trustees also considered whether each Fund benefits under the fee levels set forth in the Management Contract or otherwise from any economies of scale realized by the Manager. Under the Management Contract, each Fund pays a fee to the Manager for investment management services a fee rate based on the Fund’s average daily net assets—and the Fund pays its own expenses of operations. Under the Advisory Contract applicable to each Fund (with the exception of Quality Fund), the Manager pays the Sub-Adviser a significant percentage of the management fees that the Manager receives from the related Fund. With respect to Quality Fund, the Manager pays the Sub-Adviser a flat fee. The Funds’ shareholders also benefit from future economies of scale through a relative decline in certain operating expenses as the Funds grows in size. However, each Fund is subject to contractual expense limitations that require the Manager to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the Fund to exceed a certain percentage based on the class’s net assets. The expense limitations protect shareholders from relatively high expenses until each Fund reaches greater scale and mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders. In addition, the Trustees noted that each Fund potentially shares in indirect economies of scale through the Manager’s and Sub-Adviser’s ongoing investments in their businesses in support of the Funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers.

The Trustees concluded that the advisory fee structure for the Funds provides for a reasonable sharing of benefits from any economies of scale with the Funds’ investors.

* * *

PEAR TREE FUNDS

After full consideration of the above factors, as well as other factors, the Trustees, including the Independent Trustees, concluded at their May 21, 2025 meeting that the proposed continuation of the Management Contract and the Advisory Contract with respect to each Fund for another year was in the best interest of the respective Fund and its shareholders.

ITEM 8 : Changes in and Disagreements with Accountants for Open-End Management Investment Companies

During the period covered by this report, Registrant did not make any change in or have any disagreements with accountants on any accounting or financial disclosure required by Item 304 of Regulation S-K.

Item 9 : Proxy Disclosures for Open-End Management Investment Companies

No matter was submitted during the period covered by this report to a vote of Registrant’s shareholders through the solicitation of proxies or otherwise.

Item 10 : Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies

The amounts of renumeration paid to Registrant’s Trustees and Chief Compliance Officer are incorporated by reference as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed as Item 7 herewith. During the reporting period, no compensation was paid by Registrant to the Trustee who was an “interested person” of Registrant, as such term is defined in the Investment Company Act of 1940, or to any other officer of Registrant for his or her services to Registrant as a trustee or officer; for those services, such persons were compensated by the Manager, the Pear Tree Funds’ distributor, or other sources.

Item 11 : Statement Regarding Basis for Approval of Investment Advisory Contracts

At their May 21, 2025 meeting, the Trustees considered the Management Contract and each Advisory Contract with respect to each Fund. In connection with that meeting, the Trustees received and reviewed information provided by the Manager and the Sub-Advisers in response to requests of the Independent Trustees through their independent legal counsel. Throughout their consideration of the Agreements, the Independent Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and the Independent Trustees also met separately in executive session with their independent legal counsel.

Based on the Trustees’ evaluation of the information provided by the Manager and the Sub-Advisers, as well as other information, the Trustees, including all of the Independent Trustees, determined that the overall arrangements with respect to each Fund and the Manager and each Sub-Adviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Manager, its affiliates and the Sub-Advisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including the Independent Trustees, unanimously approved the continuation of the Management Contract and the Advisory Contracts for an additional one-year period, subject to earlier termination as provided for in each Agreement.

In approving the Management Contract and Advisory Contracts with respect to each Fund, the Trustees, including the Independent Trustees, considered those factors discussed below, as well as conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Trustees did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Trustees’ conclusions are based in part on their consideration of the advisory and sub-advisory arrangements in prior years and on the Trustees’ ongoing regular review of Fund performance and operations throughout the year.

Nature, extent, and quality of services

The Trustees considered the nature, extent and quality of the services provided to each Fund by the Manager and the Fund’s Sub-Adviser. These services included directing each Fund’s investments in accordance with its investment program and the overall management of each Fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services, compliance, maintaining the Funds’ records and registrations, and shareholder communications. The Trustees also reviewed the background and experience of the

Manager’s and each Sub-Adviser’s senior management teams and investment personnel involved in the Management of the Funds, as well as the Manager’s compliance record. The Trustees concluded that the information it considered with respect to the nature, extent, and quality of the services provided by the Manager and Sub-Advisers, as well as the other factors considered at the Meeting, supported the Trustees’ approval of the continuation of the Management Contract and the Advisory Contracts.

Investment performance

The Trustees took into account discussions with the Manager and detailed reports that the Trustees regularly receive throughout the year on relative and absolute performance for each Fund. In connection with the Meeting, the Trustees reviewed information provided by the Manager that compared each Fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indices and peer groups of funds with similar investment programs for various periods through December 31, 2024. Additionally, the Trustees reviewed each Fund’s relative performance information as of December 31, 2024, which ranked the returns of each Fund’s Ordinary Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Trustees considered performance information provided throughout the year and in connection with the Management Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding each Fund’s performance. The Trustees also considered relevant factors, such as overall market conditions and trends that could adversely impact a Fund’s performance, the length of each Fund’s performance track record, and how closely each Fund’s strategies align with its benchmarks and peer groups.

The Trustees concluded that the information it considered with respect to each Fund’s performance, as well as the other factors considered at the Meeting, supported the Trustees’ approval of the continuation of the Management Contract and each Advisory Contract.

Fees and Expenses

The Trustees were provided with information regarding industry trends in management fees and expenses. Among other things, the Trustees reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, non-management expenses, and total expenses of the Ordinary Class of each Fund with a broader set of funds within the Broadridge investment classification (Expense Universe). The Trustees considered each Fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from each Fund by the Manager after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Trustees indicated that when compared to a Fund’s Expense Group and Expense Universe, the Funds’ contractual management rates fee were between the third and fifth quintile, actual management fee rates were between the first and fourth quintile, and total expenses ranked between the third and fifth quintile.

The Trustees also considered that the Manager only managed assets of the Funds. As a result, the Trustees acknowledged that they were not in a position to compare Fund management fees with the fees for other investment portfolios with similar mandates and managed by the Manager, such as separately managed accounts for institutional and individual investors, and other types of collective investment products.

On the basis of the information provided and the factors considered, the Trustees concluded that the fees paid by each Fund under the Management Contract are reasonable.

Costs, Benefits, Profits, and Economies of Scale

The Trustees reviewed detailed information regarding the revenues received by the Manager under the Management Contract and other direct and indirect benefits that the Manager and each Sub-Adviser may have realized from their relationship with the Funds. The Trustees received information on the estimated costs incurred and profits realized by the Manager from managing the Pear Tree Funds. The Trustees concluded that the Manager’s profits were reasonable in light of the services provided to the Pear Tree Funds.

The Trustees also considered whether each Fund benefits under the fee levels set forth in the Management Contract or otherwise from any economies of scale realized by the Manager. Under the Management Contract, each Fund pays a fee to the Manager for investment management services a fee rate based on the Fund’s average daily net assets—and the Fund pays its own expenses of operations. Under the Advisory Contract applicable to each Fund (with the exception of Quality Fund), the Manager pays the Sub-Adviser a significant percentage of the management fees that the Manager receives from the related Fund. With respect to Quality Fund, the Manager pays the Sub-Adviser a flat fee. The Funds’ shareholders also benefit from future economies of scale through a relative decline in certain operating expenses as the Funds grows in size. However, each Fund is subject to contractual expense limitations that require the Manager to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the Fund to exceed a certain percentage based on the class’s net assets. The expense limitations protect shareholders from relatively high expenses until each Fund reaches greater scale and mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders. In addition, the Trustees noted that each Fund potentially shares in indirect economies of scale through the Manager’s and Sub-Adviser’s ongoing investments in their businesses in support of the Funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers.

The Trustees concluded that the advisory fee structure for the Funds provides for a reasonable sharing of benefits from any economies of scale with the Funds’ investors.

* * *

After full consideration of the above factors, as well as other factors, the Trustees, including the Independent Trustees, concluded at their May 21, 2025 meeting that the proposed continuation of the Management Contract and the Advisory Contract with respect to each Fund for another year was in the best interest of the respective Fund and its shareholders.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Pear Tree Funds’ Trustees.

Item 16.	Controls and Procedures

(a)(i) The President and Treasurer have concluded that the Pear Tree Funds’ (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Section 302 Certifications are attached as Exhibit EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pear Tree Funds

By:	/s/ Willard L. Umphrey
Willard L. Umphrey
President

Date:	November 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Leon Okurowski
Leon Okurowski
Treasurer

Date:	November 24, 2025